              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-62659
                                                       `40 Act File No. 811-7357
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 10       [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 11              [x]


                          NATIONWIDE VARIABLE ACCOUNT-8
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-8


                   The date of this prospectus is May 1, 2002.
--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth Fund: Class I
     -    American Century VP International Fund: Class III+
     -    American Century VP Ultra Fund: Class I
     -    American Century VP Value Fund: Class I

DREYFUS
     -    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
          Service Shares
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income Fund: Class I) (subadviser: Van Kampen Asset Management, Inc.)
     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
     - Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund: Class I)
     -    Gartmore GVIT Emerging Markets Fund: Class III+
     -    Gartmore GVIT Global Technology and Communications Fund: Class III+
     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)

     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)
     -    Gartmore GVIT International Growth Fund: Class III+
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
     -    GVIT Gartmore Worldwide Leaders Fund: Class I (formerly,
          Nationwide(R) Global 50 Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadvisers: The Dreyfus Corporation)
     -    GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small
          Company
          Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service II Shares+
     -    International Growth Portfolio: Service II Shares+


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
     -    Oppenheimer Aggressive Growth Fund/VA: Initial Class
     -    Oppenheimer Capital Appreciation Fund/VA: Initial Class
     -    Oppenheimer Main Street Growth & Income Fund/VA: Initial Class


SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
     -    Capital Fund
     -    High Yield Bond Fund
     -    Investors Fund
     -    Total Return Fund


VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
     -    Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     -    Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP International Fund: Class I

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

JANUS ASPEN SERIES
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

*These funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Underlying
 Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").


Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-8 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.


For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options;
     -    required Nationwide forms; and

     -    Nationwide's privacy statement,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:
       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

The contracts described in this prospectus are offered in the State of New York only. The contracts will be offered only until the State of New York Insurance Department approves an enhanced version of the contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-8, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF CONTRACT EXPENSES..................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................


UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES.............................................


EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................

     Charitable Remainder Trusts

     Individual Retirement Annuities
     Non-Qualified Contracts
     Qualified Plans
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS........................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge

     Short-Term Trading Fees

     Premium Taxes

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................

     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, and Roth IRAs


FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...........................7%(1)

Range of CDSC over time:

--------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
--------------------------------------------------------
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments made to the contract; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charge......................1.25%
Administration Charge..................................0.15%
     Total Variable Account Charges....................1.40%

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

MAXIMUM LOAN PROCESSING FEE...............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, after expense reimbursements and waivers)





-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1     Total Underlying
                                                                          Fees         Expenses        Fees         Mutual Fund
                                                                                                                     Expenses
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%           0.70%
Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%           1.26%
International Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%           1.26%
International Fund: Class III

American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%           1.00%
Ultra Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          0.97%          0.00%         0.00%           0.97%
Value Fund: Class I

Credit Suisse Trust - Large Cap Value Portfolio                           0.51%          0.49%         0.00%           1.00%

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:          0.35%          0.00%         0.25%           0.60%
Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%          0.03%         0.00%           0.78%

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%          0.03%         0.00%           0.78%
Shares

Federated Insurance Series - Federated Quality Bond Fund II:              0.55%          0.15%         0.00%           0.70%
Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class                      0.48%          0.10%         0.10%           0.68%

Fidelity VIP Growth Portfolio:  Service Class                             0.58%          0.10%         0.10%           0.78%

Fidelity VIP High Income Portfolio: Service Class                         0.58%          0.13%         0.10%           0.81%

Fidelity VIP Overseas Portfolio: Service Class                            0.73%          0.20%         0.10%           1.03%

Fidelity VIP Overseas Portfolio: Service Class R                          0.73%          0.20%         0.10%           1.03%

Fidelity VIP II Contrafund(R) Portfolio: Service Class                    0.58%          0.10%         0.10%           0.78%

Fidelity VIP III Growth Opportunities Portfolio: Service Class            0.58%          0.11%         0.10%           0.79%

Fidelity VIP III Value Strategies Portfolio: Service Class                0.58%          0.26%         0.10%           0.94%

GVIT Comstock GVIT Value Fund: Class I                                    0.79%          0.28%         0.00%           1.07%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                             0.50%          0.26%         0.00%           0.76%

GVIT Federated GVIT High Income Bond Fund: Class I                        0.75%          0.28%         0.00%           1.03%

GVIT Gartmore GVIT Emerging Markets Fund: Class I                         1.15%          0.21%         0.00%           1.36%

GVIT Gartmore GVIT Emerging Markets Fund: Class III                       1.15%          0.21%         0.00%           1.36%

GVIT Gartmore GVIT Global Technology and Communications Fund: Class       0.98%          0.26%         0.00%           1.24%

GVIT Gartmore GVIT Global Technology and Communications Fund: Class       0.98%          0.26%         0.00%           1.24%
III

GVIT Gartmore GVIT Government Bond Fund: Class I                          0.50%          0.25%         0.00%           0.75%

GVIT Gartmore GVIT Growth Fund: Class I                                   0.59%          0.25%         0.00%           0.84%

GVIT Gartmore GVIT International Growth Fund: Class I                     1.00%          0.33%         0.00%           1.33%

GVIT Gartmore GVIT International Growth Fund: Class III                   1.00%          0.33%         0.00%           1.33%

GVIT Gartmore GVIT Investor Destinations Conservative Fund                0.00%          0.36%         0.25%           0.61%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative          0.00%          0.36%         0.25%           0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund                    0.13%          0.20%         0.25%           0.58%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund       0.10%          0.26%         0.25%           0.61%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund                  0.07%          0.29%         0.25%           0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                             0.38%          0.25%         0.00%           0.63%

GVIT Gartmore GVIT Total Return Fund: Class I                             0.59%          0.25%         0.00%           0.84%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                        0.99%          0.26%         0.00%           1.25%

GVIT GVIT Small Cap Growth Fund: Class I                                  1.10%          0.28%         0.00%           1.38%

GVIT GVIT Small Cap Value Fund: Class I                                   0.86%          0.22%         0.00%           1.08%

GVIT GVIT Small Company Fund: Class I                                     0.93%          0.26%         0.00%           1.19%


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1     Total Underlying
                                                                          Fees         Expenses        Fees         Mutual Fund
                                                                                                                     Expenses
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Nationwide GVIT Strategic Value Fund: Class I                        0.66%          0.34%         0.00%           1.00%

GVIT Strong GVIT Mid Cap Growth Fund: Class I                             0.90%          0.27%         0.00%           1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                               0.85%          0.43%         0.00%           1.28%

GVIT Turner GVIT Growth Focus Fund: Class III                             0.85%          0.43%         0.00%           1.28%

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.01%         0.25%           0.91%

Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.05%         0.25%           0.95%

Janus Aspen Series - Global Technology Portfolio: Service II Shares       0.65%          0.05%         0.25%           0.95%

Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%           0.96%

Janus Aspen Series - International Growth Portfolio: Service II           0.65%          0.06%         0.25%           0.96%
Shares

Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.14%         0.00%           0.99%

Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.07%         0.00%           0.91%

Neuberger Berman AMT Partners Portfolio                                   0.82%          0.05%         0.00%           0.87%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.64%          0.04%         0.00%           0.68%
Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.04%         0.00%           0.68%
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.68%          0.05%         0.00%           0.73%
& Income Fund/VA: Initial Class

Salomon Brothers Variable Series Funds Inc. - Capital Fund                0.83%          0.17%         0.00%           1.00%

Salomon Brothers Variable Series Funds Inc. - High Yield Bond Fund        0.18%          0.82%         0.00%           1.00%

Salomon Brothers Variable Series Funds Inc. - Investors Fund              0.70%          0.12%         0.00%           0.82%

Salomon Brothers Variable Series Funds Inc. - Total Return Fund           0.66%          0.34%         0.00%           1.00%

The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.80%          0.37%         0.00%           1.17%
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.75%          0.35%         0.00%           1.10%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.28%         0.00%           1.28%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.15%         0.00%           1.15%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)




-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1     Total Underlying
                                                                          Fees         Expenses        Fees         Mutual Fund
                                                                                                                     Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            0.75%         0.49%          0.00%           1.24%

Federated Insurance Series - Federated Quality Bond Fund II: Primary       0.60%         0.40%          0.25%           1.25%
Shares

GVIT Gartmore GVIT Investor Destinations Conservative Fund                 0.13%         0.43%          0.25%           0.81%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund      0.13%         0.42%          0.25%           0.80%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund        0.13%         0.26%          0.25%           0.64%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund                   0.13%         0.29%          0.25%           0.67%

GVIT Nationwide GVIT Strategic Value Fund: Class I                         0.90%         0.34%          0.00%           1.24%


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1     Total Underlying
                                                                          Fees         Expenses        Fees         Mutual Fund
                                                                                                                     Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc. - Capital Fund                 0.85%         0.17%          0.00%           1.02%

Salomon Brothers Variable Series Funds Inc. - High Yield Bond Fund         0.75%         0.82%          0.00%           1.57%

Salomon Brothers Variable Series Funds Inc. - Total Return Fund            0.80%         0.34%          0.00%           1.14%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%         0.35%          0.00%           1.15%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%         0.30%          0.00%           1.30%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%         0.18%          0.00%           1.18%



                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.


  Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading




-----------------------------------------------------------------------------------------------------------------------
                     Underlying Mutual Fund                                     Short-Term Trading Fee
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century                            1.00%
VP International Fund: Class III

Fidelity VIP Overseas Portfolio: Service Class R                                         1.00%

GVIT Gatmore GVIT Emerging Markets Fund: Class III                                       1.00%

GVIT Gartmore GVIT Global Technology and Communications Fund:                            1.00%
Class III

GVIT Gartmore GVIT International Growth Fund: Class III                                  1.00%

GVIT Turner GVIT Growth Focus Fund: Class III                                            1.00%

Janus Aspen Series - Global Technology Portfolio: Service II                             1.00%
Shares

Janus Aspen Series - International Growth Portfolio: Service II                          1.00%
Shares

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.



------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your   If you annuitize your contract
                                at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period               applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
American Century Variable        85     113    144     250      22     68     117     250      *      68     117       250
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class I

American Century Variable        91     131    173     309      28     86     146     309      *      86     146       309
Portfolios, Inc. - American
Century VP International
Fund: Class I

American Century Variable        91     131    173     309      28     86     146     309      *      86     146       309
Portfolios, Inc. - American
Century VP International
Fund: Class III

American Century Variable        88     122    159     282      25     77     132     282      *      77     132       282
Portfolios, Inc. - American
Century VP Ultra Fund: Class I

American Century Variable        88     122    158     279      25     77     131     279      *      77     131       279
Portfolios, Inc. - American
Century VP Value Fund: Class I

Credit Suisse Trust - Large      88     122    159     282      25     77     132     282      *      77     132       282
Cap Value Portfolio

Dreyfus Investment Portfolios    84     110    138     240      21     65     111     240      *      65     111       240
- Small Cap Stock Index
Portfolio: Service Shares

The Dreyfus Socially             86     116    148     259      23     71     121     259      *      71     121       259
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Variable Investment      86     116    148     259      23     71     121     259      *      71     121       259
Fund - Appreciation
Portfolio: Initial Shares

Federated Insurance Series -     85     113    144     250      22     68     117     250      *      68     117       250
Federated Quality Bond Fund
II: Primary Shares

Fidelity VIP Equity-Income       85     112    143     248      22     67     116     248      *      67     116       248
Portfolio:  Service Class

Fidelity VIP Growth              86     116    148     259      23     71     121     259      *      71     121       259
Portfolio:  Service Class

Fidelity VIP High Income         86     116    149     262      23     71     122     262      *      71     122       262
Portfolio: Service Class


------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your   If you annuitize your contract
                                at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period               applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas            89     123    161     285      26     78     134     285      *      78     134       285
Portfolio: Service Class

Fidelity VIP Overseas            89     123    161     285      26     78     134     285      *      78     134       285
Portfolio: Service Class R

Fidelity VIP II Contrafund(R)    86     116    148     259      23     71     121     259      *      71     121       259
Portfolio: Service Class

Fidelity VIP III Growth          86     116    148     260      23     71     121     260      *      71     121       260
Opportunities Portfolio:
Service Class

Fidelity VIP III Value           88     121    157     277      25     76     130     277      *      76     130       277
Strategies Portfolio: Service
Class

GVIT Comstock GVIT Value         89     125    163     289      26     80     136     289      *      80     136       289
Fund: Class I

GVIT Dreyfus GVIT Mid Cap        86     115    147     257      23     70     120     257      *      70     120       257
Index Fund: Class I

GVIT Federated GVIT High         89     123    161     285      26     78     134     285      *      78     134       285
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging      92     134    178     319      29     89     151     319      *      89     151       319
Markets Fund: Class I

GVIT Gartmore GVIT Emerging      92     134    178     319      29     89     151     319      *      89     151       319
Markets Fund: Class III

GVIT Gartmore GVIT Global        91     130    172     307      28     85     145     307      *      85     145       307
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global        91     130    172     307      28     85     145     307      *      85     145       307
Technology and Communications
Fund: Class III

GVIT Gartmore GVIT Government    86     115    146     256      23     70     119     256      *      70     119       256
Bond Fund: Class I

GVIT Gartmore GVIT Growth        87     117    151     265      24     72     124     265      *      72     124       265
Fund: Class I

GVIT Gartmore GVIT               92     133    177     316      29     88     150     316      *      88     150       316
International Growth Fund:
Class I

GVIT Gartmore GVIT               92     133    177     316      29     88     150     316      *      88     150       316
International Growth Fund:
Class III

GVIT Gartmore GVIT Investor      84     110    139     241      21     65     112     241      *      65     112       241
Destinations Conservative Fund

GVIT Gartmore GVIT Investor      84     110    139     241      21     65     112     241      *      65     112       241
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor      84     109    137     237      21     64     110     237      *      64     110       237
Destinations Moderate Fund

GVIT Gartmore GVIT Investor      84     110    139     241      21     65     112     241      *      65     112       241
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor      84     110    139     241      21     65     112     241      *      65     112       241
Destinations Aggressive Fund

GVIT Gartmore GVIT Money         84     111    140     243      21     66     113     243      *      66     113       243
Market Fund: Class I

GVIT Gartmore GVIT Total         87     117    151     265      24     72     124     265      *      72     124       265
Return Fund: Class I

------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your   If you annuitize your contract
                                at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period               applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide     91     130    172     308      28     85     145     308      *      85     145       308
Leaders Fund: Class I

GVIT GVIT Small Cap Growth       92     134    179     321      29     89     152     321      *      89     152       321
Fund: Class I

GVIT GVIT Small Cap Value        89     125    164     290      26     80     137     290      *      80     137       290
Fund: Class I

GVIT GVIT Small Company Fund:    90     128    169     302      27     83     142     302      *      83     142       302
Class I

GVIT Nationwide GVIT             88     122    159     282      25     77     132     282      *      72     132       282
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap         90     128    168     300      27     83     141     300      *      83     141       300
Growth Fund: Class I

GVIT Turner GVIT Growth Focus    91     131    174     311      28     86     147     311      *      86     147       311
Fund: Class I

GVIT Turner GVIT Growth Focus    91     131    174     311      28     86     147     311      *      86     147       311
Fund: Class III

Janus Aspen Series - Capital     87     120    155     273      24     75     128     273      *      75     128       273
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global      88     121    157     277      25     76     130     277      *      76     130       277
Technology Portfolio: Service
Shares

Janus Aspen Series - Global      88     121    157     277      25     76     130     277      *      76     130       277
Technology Portfolio: Service
II Shares

Janus Aspen Series -             88     121    157     278      25     76     130     278      *      76     130       278
International Growth
Portfolio: Service Shares

Janus Aspen Series -             88     121    157     278      25     76     130     278      *      76     130       278
International Growth
Portfolio: Service II Shares

Neuberger Berman AMT Guardian    88     122    159     281      25     77     132     281      *      77     132       281
Portfolio

Neuberger Berman AMT Mid-Cap     87     120    155     273      24     75     128     273      *      75     128       273
Growth Portfolio

Neuberger Berman AMT Partners    87     118    153     268      24     73     126     268      *      73     126       268
Portfolio

Oppenheimer Variable Account     85     112    143     248      22     67     116     248      *      67     116       248
Funds - Oppenheimer
Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account     85     112    143     248      22     67     116     248      *      67     116       248
Funds - Oppenheimer Capital
Appreciation Fund/VA: Initial
Class

Oppenheimer Variable Account     85     114    145     254      22     69     118     254      *      69     118       254
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Salomon Brothers Variable        88     122    159     282      25     77     132     282      *      77     132       282
Series Funds Inc. - Capital
Fund

Salomon Brothers Variable        88     122    159     282      25     77     132     282      *      77     132       282
Series Funds Inc. - High
Yield Bond Fund


------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract  If you do not surrender your   If you annuitize your contract
                                at the end of the applicable    contract at the end of the     at the end of the applicable
                                        time period               applicable time period               time period
------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable        86     117    150     263      23     72     123     263      *      72     123       263
Series Funds Inc. - Investors
Fund

Salomon Brothers Variable        88     122    159     282      25     77     132     282      *      77     132       282
Series Funds Inc. - Total
Return Fund

The Universal Institutional      90     128    168     300      27     83     141     300      *      83     141       300
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional      89     126    165     292      26     81     138     292      *      81     138       292
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance      91     131    174     311      28     86     147     311      *      86     147       311
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      90     127    167     298      27     82     140     298      *      82     140       298
Trust - Worldwide Hard Assets
Fund


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts in the State of New York only. If the contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

     -    Charitable Remainder Trusts;

     - Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;
     -    Investment-only Contracts (Qualified Plans);
     -    Non-Qualified Contracts;

     -    Roth IRAs;
     - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


----------------------------------------------------------------
          CONTRACT             MINIMUM INITIAL       MINIMUM
            TYPE              PURCHASE PAYMENT      SUBSEQUENT
                                  PAYMENTS           PAYMENTS
----------------------------------------------------------------
Charitable Remainder Trust           $0                 $0
Individual Retirement              $15,000            $1,000
Annuity

Investment-only Contract           $15,000            $1,000
(Qualified Plan)

Non-Qualified Contract             $15,000            $1,000

Roth IRA                           $15,000            $1,000

Tax Sheltered Annuity              $15,000            $1,000



Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred

Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding accumulation unit values.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

     1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

          a)   the contract value on the day before the withdrawal; and

          b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

     2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

     3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES

Individual Retirement Annuities ("IRAs") are contracts that satisfy the following requirements:

     -    the contract is not transferable by the owner;

     -    the premiums are not fixed;


     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);


     - certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

     -    the entire interest of the owner in the contract is nonforfeitable;
          and

     - after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts,

other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.


INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)


Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);


-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.


Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-8 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on August 13, 1995, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account and compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earning are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

--------------------------------------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
--------------------------------------------------------
             0                            7%
             1                            6%
             2                            5%
             3                            4%
             4                            3%
             5                            2%
             6                            1%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     1) upon the annuitization of contracts which have been in force for at least two years;

     2)   upon payment of a death benefit; or

     3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

     a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier an this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders, including CDSC-free withdrawals; or

     -    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distribution will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


--------------------------------------------------------------
         CONTRACT            MINIMUM INITIAL       MINIMUM
           TYPE              PURCHASE PAYMENT     SUBSEQUENT
                                                   PAYMENTS
--------------------------------------------------------------
Charitable Remainder Trust          $0                $0

Individual Retirement            $15,000            $1,000
Annuity

Investment-only Contract         $15,000            $1,000
(Qualified Plan)

Non-Qualified Contract           $15,000            $1,000

Roth IRA                         $15,000            $1,000

Tax Sheltered Annuity            $15,000            $1,000


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                      -    Independence Day
-   Martin Luther King, Jr. Day         -    Labor Day
-   Presidents' Day                     -    Thanksgiving
-   Good Friday                         -    Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   amounts allocated to the fixed account; and

     3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Options, allocation, for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds;

-    amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

     A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

          1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

          2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

     B)   The surrender limitations described in Section A also apply to:

          1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

     C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
------------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)

                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)

ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)


*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account and Guaranteed Term Options in proportion to the contract value not the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.


DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs into which contract owners may allocate all or a portion of their fixed account assets. Contract owners may participate in this program if their contract value is $10,000 or more. Enhanced Rate Dollar Cost Averaging Programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the Enhanced Rate Dollar Cost Averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the GVIT Gartmore GVIT Money Market Fund:
Class I.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

----------------------------------------------------
      CONTRACT OWNER'S            PERCENTAGE OF
            AGE                   CONTRACT VALUE
----------------------------------------------------
       Under age 59 1/2                 5%
   Age 59 1/2 through age 61            7%
   Age 62 through age 64                8%
   Age 65 through age 74               10%
      Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


     2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date the home office receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     1)   the contract value;

     2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS


Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.



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REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the



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          designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity, will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible



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purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or


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

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the


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same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to


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


non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.



Market Indices

The sub-accounts will be compared to certain market indices, such as:


     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     - Shearson/Lehman Long-Term Government/Corporate Bond Index; - Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    U.S. News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and variable account charges of 1.40%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 1.40% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE TOTAL RETURN



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund       Date Fund
                                                                                                 Available in the    Available in
                                                                      1 Year         5 Years     Variable Account    the Variable
                       Sub-Account Option                          to 12/31/2001  to 12/31/2001    to 12/31/2001       Account
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP     -15.27%             N/A           -6.34%           10/01/99
Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP     -34.36%             N/A           -9.37%           10/01/99
International Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP       4.93%             N/A            9.69%           10/01/99
Value Fund: Class I

Credit Suisse Trust - Large Cap Value Portfolio                       -6.74%             N/A            1.03%           10/01/99

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -28.31%             N/A          -11.06%           10/01/99
Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio:           -16.15%             N/A           -3.65%           10/01/99
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II:           0.19%             N/A            4.78%           10/01/99
Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class                 -12.28%             N/A           -0.45%           10/01/99

Fidelity VIP Growth Portfolio:  Service Class                        -23.86%             N/A           -7.78%           10/01/99

Fidelity VIP High Income Portfolio:  Service Class                   -18.52%             N/A          -16.97%           10/01/99

Fidelity VIP Overseas Portfolio:  Service Class                      -27.12%             N/A          -12.87%           10/01/99

Fidelity VIP II Contrafund(R)Portfolio:  Service Class               -18.94%             N/A           -4.88%           10/01/99

Fidelity VIP III Growth Opportunities Portfolio:  Service Class      -20.85%             N/A          -14.66%           10/01/99

GVIT Comstock GVIT Value Fund: Class I                               -18.75%             N/A           -7.88%           10/01/99

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                         -8.81%             N/A           10.33%           10/01/99

GVIT Federated GVIT High Income Bond Fund: Class I                    -3.55%             N/A           -4.09%           10/01/99

GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -12.36%             N/A          -19.01%           10/02/00

GVIT Gartmore GVIT Global Technology and Communications Fund:        -46.78%             N/A          -59.50%           10/02/00
Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                      -0.55%           5.14%            4.77%           01/02/96

GVIT Gartmore GVIT Growth Fund: Class I                              -33.41%             N/A          -25.56%           10/01/99

GIVT Gartmore GVIT International Growth Fund: Class I                -33.88%             N/A          -32.26%           10/02/00

GVIT Gartmore GVIT Money Market Fund: Class I                         -4.15%           3.07%            3.30%           12/29/95

GVIT Gartmore GVIT Total Return Fund: Class I                        -18.45%             N/A           -6.16%           10/01/99

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -24.86%             N/A          -11.80%           10/01/99

GVIT GVIT Small Cap Growth Fund: Class I                             -17.55%             N/A            6.54%           10/01/99

GVIT GVIT Small Cap Value Fund: Class I                               20.17%             N/A           19.60%           10/01/99

GVIT GVIT Small Company Fund: Class I                                -13.76%           9.71%           11.77%           01/02/96

GVIT Nationwide GVIT Strategic Value Fund: Class I                   -10.60%             N/A            2.12%           10/01/99

GVIT Strong GVIT Mid Cap Growth Fund: Class I                        -35.40%             N/A          -10.46%           10/01/99

GVIT Turner GVIT Growth Focus Fund: Class I                          -43.40%             N/A          -55.64%           10/02/00

Janus Aspen Series - Capital Appreciation Portfolio: Service         -27.63%             N/A          -27.26%           06/08/00
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares     -41.83%             N/A          -45.00%           06/08/00

Janus Aspen Series - International Growth Portfolio: Service         -29.09%             N/A          -29.88%           06/08/00
Shares

Neuberger Berman AMT Guardian Portfolio                               -8.99%             N/A            3.46%           10/01/99

Neuberger Berman AMT Mid-Cap Growth Portfolio                        -30.21%             N/A           -1.76%           10/01/99

Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -36.28%             N/A           -8.29%           10/01/99
Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital             -19.14%             N/A            1.98%           10/01/99
Appreciation Fund/VA: Initial Class


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund       Date Fund
                                                                                                 Available in the    Available in
                                                                      1 Year         5 Years     Variable Account    the Variable
                       Sub-Account Option                          to 12/31/2001  to 12/31/2001    to 12/31/2001       Account
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         -16.93%             N/A           -7.09%           10/01/99
Growth & Income Fund/VA: Initial Class

Salomon Brothers Variable Series Funds, Inc. - Capital Fund           -5.83%             N/A           11.05%           11/01/99

Salomon Brothers Variable Series Funds, Inc. - High Yield Bond        -2.64%             N/A            0.51%           11/01/99
Fund

Salomon Brothers Variable Series Funds, Inc. - Investors Fund        -11.41%             N/A            3.90%           11/01/99

Salomon Brothers Variable Series Funds, Inc. - Total Return Fund      -8.34%             N/A           -0.53%           11/01/99

The Universal Institutional Funds, Inc. - Emerging Markets Debt        2.25%             N/A           12.55%           10/01/99
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate             2.00%             N/A            5.55%           09/21/00
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -9.27%             N/A           -8.03%           10/01/99
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -17.19%             N/A           -2.01%           10/01/99






NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2001      Date Fund
                       Sub-Account Option                          to 12/31/2001  to 12/31/2001   or Life of Fund     Effective
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP      -9.64%             N/A            5.43%           10/30/97
Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP     -30.17%           4.88%            5.34%           05/02/94
International Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP      11.23%          10.23%           11.04%           05/01/96
Value Fund: Class I

Credit Suisse Trust - Large Cap Value Portfolio                       -0.48%             N/A            6.16%           10/31/97

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -23.67%           6.77%           10.97%           10/06/93
Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio:           -10.59%           9.31%           12.19%           04/05/93
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II:           6.49%             N/A            4.49%           04/22/99
Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class                  -6.43%           7.77%           11.97%           10/09/86

Fidelity VIP Growth Portfolio:  Service Class                        -18.89%          10.00%           11.76%           10/09/86

Fidelity VIP High Income Portfolio:  Service Class                   -13.14%          -5.05%            3.74%           09/19/85

Fidelity VIP Overseas Portfolio:  Service Class                      -22.38%           1.21%            4.36%           01/28/87

Fidelity VIP II Contrafund(R) Portfolio:  Service Class              -13.60%           8.81%           14.08%           01/03/95

Fidelity VIP III Growth Opportunities Portfolio:  Service Class      -15.64%           2.17%            7.85%           01/03/95

GVIT Comstock GVIT Value Fund: Class I                               -13.39%             N/A            0.66%           10/31/97

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                         -2.70%             N/A            8.99%           10/31/97

GVIT Federated GVIT High Income Bond Fund: Class I                     2.75%             N/A            0.16%           10/31/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I                     -6.52%             N/A          -23.48%           08/30/00

GVIT Gartmore GVIT Global Technology and Communications Fund:        -43.53%             N/A          -43.78%           06/30/00
Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                       5.75%           5.58%            5.56%           11/08/82

GVIT Gartmore GVIT Growth Fund: Class I                              -29.15%          -2.15%            4.78%           04/15/92

GIVT Gartmore GVIT International Growth Fund: Class I                -29.66%             N/A          -31.41%           08/30/00

GVIT Gartmore GVIT Money Market Fund: Class I                          2.15%           3.54%            3.13%           11/10/81

GVIT Gartmore GVIT Total Return Fund: Class I                        -13.06%           5.62%            8.86%           11/08/82

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -19.95%             N/A           -0.13%           10/31/97

GVIT GVIT Small Cap Growth Fund: Class I                             -12.10%             N/A           15.73%           05/03/99

GVIT GVIT Small Cap Value Fund: Class I                               26.47%             N/A           12.60%           10/31/97


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2001      Date Fund
                       Sub-Account Option                          to 12/31/2001  to 12/31/2001   or Life of Fund     Effective
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                                 -8.02%          10.08%           13.86%           10/23/95

GVIT Nationwide GVIT Strategic Value Fund: Class I                    -4.62%             N/A           -0.71%           10/31/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                        -31.29%             N/A            4.54%           10/31/97

GVIT Turner GVIT Growth Focus Fund: Class I                          -39.89%             N/A          -49.67%           06/30/00

Janus Aspen Series - Capital Appreciation Portfolio: Service         -22.93%             N/A           15.69%           05/01/97
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares     -38.20%             N/A          -37.32%           01/18/00

Janus Aspen Series - International Growth Portfolio: Service         -24.51%           8.48%           11.68%           05/02/94
Shares

Neuberger Berman AMT Guardian Portfolio                               -2.90%             N/A           10.16%           11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                        -25.71%             N/A           12.83%           11/03/97

Neuberger Berman AMT Partners Portfolio                               -4.20%           6.02%           10.83%           03/22/94

Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -32.24%           5.55%           10.21%           08/15/86
Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital             -13.81%          12.59%           13.60%           04/03/85
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street         -11.43%           5.22%           12.08%           07/05/95
Growth & Income Fund/VA: Initial Class

Salomon Brothers Variable Series Funds, Inc. - High Yield Bond         3.66%             N/A            1.43%           04/16/98
Fund

Salomon Brothers Variable Series Funds, Inc. - Investors Fund         -5.50%             N/A            6.83%           02/17/98

Salomon Brothers Variable Series Funds, Inc. - Total Return Fund      -2.20%             N/A            2.01%           02/05/98

The Universal Institutional Funds, Inc. - Emerging Markets Debt        8.55%             N/A            1.59%           06/16/97
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate             8.30%             N/A            6.81%           03/03/97
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -3.19%          -9.11%           -4.29%           12/21/95
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       -11.71%          -5.25%            3.45%           09/01/89



The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                         PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital Growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC.


     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using a this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE CLASS R
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND: CLASS I
     Subadviser: Van Kampen Asset Management, Inc.
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO:  SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
The Salomon Brothers Variable Series Funds is an open-end investment company incorporated in Maryland on October 1, 1997. Shares of the Funds are sold only to separate accounts of insurance companies to fund benefits for variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans. Salomon Brothers Asset Management, Inc. ("SBAM") serves as the Variable Series Funds investment adviser.

     CAPITAL FUND
     Investment Objective: Capital appreciation through investments primarily in common stock, or securities convertible into common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk. Current income is an incidental consideration.

     HIGH YIELD BOND FUND
     Investment Objective: To maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities rated in medium or lower rating categories or determined by SBAM to be of comparable quality.

     INVESTORS FUND
     Investment Objective: Primarily long-term growth of capital. Current income is a secondary objective. The Fund seeks to achieve its objectives primarily through investments in common stocks of well-known companies.

     TOTAL RETURN FUND
     Investment Objective: To obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.



-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                 9.994986            9.031047          -9.64%             260,646         2001
Variable Portfolios,            11.339911            9.994986         -11.86%             204,713         2000
Inc. - American Century         10.000000           11.339911          13.40%              15,981         1999
VP Income & Growth
Fund: Class I - Q/NQ


American Century                12.004879            8.382669         -30.17%             872,496         2001
Variable Portfolios,            14.673401           12.004879         -17.98%             908,393         2000
Inc. - American Century         10.000000           14.673401          46.37%              19,358         1999
VP International Fund:
Class I - Q/NQ

American Century                11.473893           12.762833          11.23%             309,365         2001
Variable Portfolios,             9.849004           11.473893          16.50%             126,122         2000
Inc. - American Century         10.000000            9.849004          -1.51%               3,378         1999
VP Value Fund: Class I
- Q/NQ

Credit Suisse Trust -           10.734004           10.682924          -0.48%              20,806         2001
Large Cap Value                  9.994949           10.734004           7.39%              20,814         2000
Portfolio - Q/NQ                10.000000            9.994949          -0.05%               9,267         1999

The Dreyfus Socially            10.525008            8.034090         -23.67%             762,557         2001
Responsible Growth              11.997336           10.525008         -12.27%             725,271         2000
Fund, Inc.: Initial             10.000000           11.997336          19.97%              62,468         1999
Shares - Q/NQ

Dreyfus Variable                10.769627            9.629488         -10.59%             453,061         2001
Investment Fund                 10.993278           10.769627          -2.03%             381,878         2000
-Appreciation                   10.000000           10.993278           9.93%              33,598         1999
Portfolio: Initial
Shares - Q/NQ

Federated Insurance             10.852961           11.557776           6.49%             312,447         2001
Series - Federated               9.964904           10.852961           8.91%             163,979         2000
Quality Bond Fund II:           10.000000            9.964904          -0.35%               4,028         1999
Primary Shares - Q/NQ

Fidelity VIP                    11.060358           10.349678          -6.43%           1,138,436         2001
Equity-Income                   10.356381           11.060358           6.80%             835,981         2000
Portfolio: Service              10.000000           10.356381           3.56%              40,787         1999
Class - Q/NQ


Fidelity VIP Growth             10.749298            8.719157         -18.89%           3,419,518         2001
Portfolio: Service              12.257729           10.749298         -12.31%           3,150,284         2000
Class - Q/NQ                    10.000000           12.257729          22.58%             171,385         1999


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High                7.912811            6.873318         -13.14%             220,196         2001
Income Portfolio:               10.369409            7.912811         -23.69%             173,115         2000
Service Class - Q/NQ            10.000000           10.369409           3.69%               9,299         1999

Fidelity VIP Overseas            9.878160            7.667226         -22.38%             426,464         2001
Portfolio: Service              12.390673            9.878160         -20.28%             459,387         2000
Class - Q/NQ                    10.000000           12.390673          23.91%              19,209         1999

Fidelity VIP II                 10.825529            9.353696         -13.60%           1,811,908         2001
Contrafund(R)Portfolio:         11.768698           10.825529          -8.01%           1,749,181         2000
Service Class - Q/NQ            10.000000           11.768698          17.69%             101,072         1999

Fidelity VIP III Growth          8.670739            7.314276         -15.64%             399,964         2001
Opportunities                   10.616993            8.670739         -18.33%             388,532         2000
Portfolio: Service              10.000000           10.616993           6.17%              24,641         1999
Class - Q/NQ

GVIT Comstock GVIT              10.043488            8.698632         -13.39%             110,992         2001
Value Fund: Class I -           11.395844           10.043488         -11.87%              97,093         2000
Q/NQ                            10.000000           11.395844          13.96%                 791         1999

GVIT Dreyfus GVIT Mid           13.284119           12.926038          -2.70%             612,166         2001
Cap Index Fund: Class I         11.693496           13.284119          13.60%             456,756         2000
- Q/NQ                          10.000000           11.693496          16.93%              20,437         1999

GVIT Federated GVIT              9.273545            9.528493           2.75%              59,096         2001
High Income Bond Fund:          10.253125            9.273545          -9.55%              32,664         2000
Class I - Q/NQ                  10.000000           10.253125           2.53%                  50         1999

GVIT Gartmore GVIT               8.682706            8.116661          -6.52%               1,027         2001
Emerging Markets Fund:          10.000000            8.682706         -13.17%                   0         2000
Class I - Q/NQ

GVIT Gartmore GVIT               5.997100            3.386452         -43.53%               3,729         2001
Global Technology and           10.000000            5.997100         -40.03%                   0         2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT              11.023698           11.657054           5.75%           1,116,500         2001
Government Bond Fund:           11.419132           11.023698          10.97%             508,979         2000
Class I - Q/NQ                  11.859668           11.419132          -3.71%                   0         1999


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT               7.570947            5.364127         -29.15%             295,386         2001
Growth Fund: Class I            10.450957            7.570947         -27.56%             273,531         2000
- Q/NQ                          10.000000           10.450957           4.51%              37,028         1999

GVIT Gartmore GVIT               9.218392            6.484565         -29.66%               1,444         2001
International Growth            10.000000            9.218392          -7.82%                   0         2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT              10.550029           10.776329           2.15%           1,351,456         2001
Money Market Fund:              11.542099           10.550029           4.55%             531,050         2000
Class I * - Q/NQ                11.164710           11.542099           3.38%              50,504         1999

GVIT Gartmore GVIT              10.431879            9.069269         -13.06%           1,210,645         2001
Total Return Fund:              10.808344           10.431879          -3.48%             952,292         2000
Class I - Q/NQ                  10.000000           10.808344           8.08%              48,025         1999

GVIT Gartmore GVIT               9.848693            7.883471         -19.95%             109,497         2001
Worldwide Leaders Fund:         11.391398            9.848693         -13.54%             106,910         2000
Class I - Q/NQ                  10.000000           11.391398          13.91%               1,738         1999

GVIT GVIT Small Cap             13.629995           11.981329         -12.10%             164,347         2001
Growth Fund: Class I -          16.489018           13.629995         -17.34%             152,072         2000
Q/NQ                            10.000000           16.489018          64.89%                 210         1999

GVIT GVIT Small Cap             12.185229           15.410765          26.47%             194,217         2001
Value Fund: Class I -           11.112696           12.185229           9.65%             134,671         2000
Q/NQ                            10.000000           11.112696          11.13%               6,505         1999

GVIT GVIT Small Company         14.163507           13.027737          -8.02%             325,476         2001
Fund: Class I - Q/NQ            19.907833           14.163507           7.38%             299,060         2000
                                14.019028           19.907833          42.01%                   0         1999

GVIT Nationwide GVIT            11.462858           10.933371          -4.62%              18,946         2001
Strategic Value Fund:           10.802650           11.462858           6.11%              12,858         2000
Class I - Q/NQ                  10.000000           10.802650           8.03%                 312         1999

GVIT Strong GVIT Mid            11.871593            8.156718         -31.29%             286,498         2001
Cap Growth Fund: Class          14.227539           11.871593         -16.56%             281,483         2000
I - Q/NQ                        10.000000           14.227539          42.28%              12,348         1999

* The 7 day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.13%.


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth          6.322639            3.800451         -39.89%                 755         2001
Focus Fund: Class I -           10.000000            6.322639         -36.77%                   0         2000
Q/NQ

Janus Aspen Series -             8.309868            6.404258         -22.93%             487,459         2001
Capital Appreciation            10.000000            8.309868         -16.90%             386,899         2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             6.657082            4.113987         -38.20%             401,951         2001
Global Technology               10.000000            6.657082         -33.43%             289,716         2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             8.006468            6.044151         -24.51%             470,389         2001
International Growth            10.000000            8.006468         -19.94%             327,658         2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT            11.581399           11.246113          -2.90%              55,575         2001
Guardian Portfolio -            11.613561           11.581399          -0.28%              40,127         2000
Q/NQ                            10.000000           11.613561          16.14%               4,403         1999

Neuberger Berman AMT            13.539428           10.058649         -25.71%             376,746         2001
Mid-Cap Growth                  14.837719           13.539428          -8.75%             343,557         2000
Portfolio - Q/NQ                10.000000           14.837719          48.38%               3,465         1999

Neuberger Berman AMT            10.826755           10.372420          -4.20%              57,674         2001
Partners Portfolio -            10.903103           10.826755          -0.70%              42,613         2000
Q/NQ                            10.000000           10.903103           9.03%                3130         1999

Oppenheimer Variable            12.708360            8.611534         -32.24%             916,594         2001
Account Funds -                 14.519858           12.708360         -12.48%             875,332         2000
Oppenheimer Aggressive          10.000000           14.519858          45.20%              13,379         1999
Growth Fund/VA: Initial
Class - Q/NQ

Oppenheimer Variable            12.648451           10.901827         -13.81%           1,221,516         2001
Account Funds -                 12.856734           12.648451          -1.62%           1,007,367         2000
Oppenheimer Capital             10.000000           12.856734          28.57%              50,682         1999
Appreciation Fund/VA:
Initial Class - Q/NQ


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            10.012734            8.868722         -11.43%           1,395,341         2001
Account Funds -                 11.130917           10.012734         -10.05%           1,083,351         2000
Oppenheimer Main Street         10.000000           11.130917          11.31%              54,195         1999
Growth & Income
Fund/VA: Initial Class
- Q/NQ

Salomon Brothers                12.937443           12.998279           0.47%           1,191,038         2001
Variable Series Funds           11.096446           12.937443          16.59%             895,490         2000
Inc. - Capital Fund -           10.000000           11.096446          10.96%              43,305         1999
Q/NQ

Salomon Brothers                10.187456           10.560020           3.66%             166,475         2001
Variable Series Funds           10.333319           10.187456          -1.41%             125,878         2000
Inc. - High Yield Bond          10.000000           10.333319           3.33%               3,249         1999
Fund - Q/NQ

Salomon Brothers                11.972741           11.314555          -5.50%             583,402         2001
Variable Series Funds           10.536203           11.972741          13.63%             375,929         2000
Inc. - Investors Fund -         10.000000           10.536203           5.36%              15,554         1999
Q/NQ

Salomon Brothers                10.566609           10.334575          -2.20%             298,721         2001
Variable Series Funds            9.930789           10.566609           6.40%             174,110         2000
Inc. - Total Return             10.000000            9.930789          -0.69%               9,159         1999
Fund - Q/NQ

The Universal                   12.435607           13.498899           8.55%              26,999         2001
Institutional Funds,            11.321990           12.435607           9.84%              27,654         2000
Inc. - Emerging Markets         10.000000           11.321990          13.22%                   0         1999
Debt Portfolio - Q/NQ

The Universal                   12.392833           13.420828           8.30%              41,796         2001
Institutional Funds,            11.926566           12.392833           3.91%              12,215         2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                8.951361            8.665393          -3.19%             141,871         2001
Insurance Trust -               15.615759            8.951361         -42.68%             149,767         2000
Worldwide Emerging              10.000000           15.615759          56.16%               5,099         1999
Markets Fund - Q/NQ


-----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               11.328950           10.002743         -11.71%              11,606         2001
Insurance Trust -               10.313058           11.328950           9.85%               7,795         2000
Worldwide Hard Assets           10.000000           10.313058           3.13%               1,012         1999
Fund - Q/NQ



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account June 9, 2000. Therefore, the Condensed Financial Information for year 2000 reflects the reporting period from June 9, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information for year 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.


The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information for year 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - 8


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, One Nationwide Plaza 1-05-P1, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS


     PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-8 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account - 8 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000 and 1999, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.13%. The GVIT Gartmore GVIT Money Market Fund:
Class I effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was -0.12%.


The GVIT Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund:
Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average total return reflects the deduction of variable account charges of 1.40%. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account charges of 1.40% and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average total return quotations.

The standardized average total return and nonstandardized average total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                             INDEPENDENT AUDITORS' REPORT
                             ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-8:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the subaccounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

                          NATIONWIDE VARIABLE ACCOUNT-8
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       364,390 shares (cost $2,679,982) ..............................................     $ 2,353,958

     American Century VP - American Century VP International (ACVPInt)
       1,109,867 shares (cost $12,182,244) ...........................................       7,314,026

     American Century VP - American Century VP Value (ACVPValue)
       531,229 shares (cost $3,487,967) ..............................................       3,952,344

     Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
       17,352 shares (cost $203,179) .................................................         222,275

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
       229,720 shares (cost $8,638,687) ..............................................       6,126,635

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       125,602 shares (cost $4,856,202) ..............................................       4,393,573

     Federated IS - Federated Quality Bond Fund II (FISFedQual)
       323,388 shares (cost $3,443,475) ..............................................       3,644,577

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       522,266 shares (cost $12,261,707) .............................................      11,839,759

     Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
       890,674 shares (cost $42,505,698) .............................................      29,819,769

     Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
       237,227 shares (cost $1,985,950) ..............................................       1,513,510

     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       236,435 shares (cost $5,146,210) ..............................................       3,269,901

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       844,878 shares (cost $20,788,533) .............................................      16,948,253

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       193,613 shares (cost $3,805,639) ..............................................       2,925,489

     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
       151,955 shares (cost $4,205,051) ..............................................       3,125,711

     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
       405,316 shares (cost $2,997,157) ..............................................       1,653,690

     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
       122,025 shares (cost $3,823,625) ..............................................       2,843,177

                                                                     (Continued)

                   NATIONWIDE VARIABLE ACCOUNT-8
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  150,193 shares (cost $3,012,239) ......................................................      1,584,537

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  601,116 shares (cost $7,964,423) ......................................................      7,916,698

Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  93,015 shares (cost $1,189,107) .......................................................        965,497

Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  75,686 shares (cost $611,961) .........................................................        563,106

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  1,177 shares (cost $9,195) ............................................................          8,337

Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  3,000 shares (cost $15,754) ...........................................................         12,631

Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  1,526 shares (cost $9,744) ............................................................          9,368

Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  1,124,246 shares (cost $12,888,770) ...................................................     13,108,713

Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  14,563,758 shares (cost $14,563,758) ..................................................     14,563,758

Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
  93,022 shares (cost $1,202,331) .......................................................        863,246

Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  135,999 shares (cost $2,573,742) ......................................................      1,969,270

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  289,625 shares (cost $2,972,029) ......................................................      3,000,517

Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  227,535 shares (cost $4,954,980) ......................................................      4,241,243

Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
  21,467 shares (cost $217,230) .........................................................        207,155

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  201,638 shares (cost $4,243,342) ......................................................      2,336,983

Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  1,110,900 shares (cost $15,818,844) ...................................................     10,986,799

Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  789 shares (cost $2,468) ..............................................................          2,870

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  42,690 shares (cost $669,739) .........................................................        624,983

Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  223,712 shares (cost $5,640,193) ......................................................      3,789,678


     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       39,618 shares (cost $623,356) ............................           598,227

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       193,848 shares (cost $15,328,817) ........................         7,893,471

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       364,942 shares (cost $17,206,258) ........................        13,349,566

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       654,302 shares (cost $14,560,482) ........................        12,425,192

     Salomon Brothers VSF Inc. Capital Fund (SBVSFCap)
       1,025,732 shares (cost $15,664,631) ......................        15,488,560

     Salomon Brothers VSF Inc. High Yield Bond Fund (SBVSFHYBd)
       216,234 shares (cost $1,919,317) .........................         1,757,980

     Salomon Brothers VSF Inc. Investors Fund (SBVSFInv)
       518,551 shares (cost $6,876,808) .........................         6,632,269

     Salomon Brothers VSF Inc. Total Return Fund (SBVSFTotRet)
       297,129 shares (cost $3,136,090) .........................         3,087,174

     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       52,519 shares (cost $391,738) ............................           364,479

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       46,434 shares (cost $549,320) ............................           560,925

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       151,034 shares (cost $1,908,915) .........................         1,229,419

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       10,860 shares (cost $125,704) ............................           116,091
                                                                      -------------
          Total investments .....................................       232,205,389
  Accounts receivable ...........................................                 -
                                                                      -------------
          Total assets ..........................................       232,205,389

ACCOUNTS PAYABLE ................................................             6,161
                                                                      -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ................................      $232,199,228
                                                                      =============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                        TOTAL           ACVPIncGr       ACVPInt         ACVPValue
                                                    ------------        --------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  2,570,853          18,427           8,245          21,461
  Mortality and expense risk charges (note 2) ...     (3,122,578)        (31,763)       (124,263)        (36,702)
                                                    ------------        --------      ----------         -------
    Net investment activity .....................       (551,725)        (13,336)       (116,018)        (15,241)
                                                    ------------        --------      ----------         -------

  Proceeds from mutual funds shares sold ........     21,909,682         226,021       1,209,297         336,496
  Cost of mutual fund shares sold ...............    (30,575,195)       (268,663)     (2,166,980)       (260,262)
                                                    ------------        --------      ----------         -------
    Realized gain (loss) on investments .........     (8,665,513)        (42,642)       (957,683)         76,234
  Change in unrealized gain (loss)
    on investments ..............................    (30,920,035)       (168,103)     (3,220,563)        267,358
                                                    ------------        --------      ----------         -------
    Net gain (loss) on investments ..............    (39,585,548)       (210,745)     (4,178,246)        343,592
                                                    ------------        --------      ----------         -------
  Reinvested capital gains ......................      7,922,400               -         910,379               -
                                                    ------------        --------      ----------         -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(32,214,873)       (224,081)     (3,383,885)        328,351
                                                    ============        ========      ==========         =======


                                                      CSWPVal           DrySRGro        DryAp          FISFedQual
                                                    ------------        --------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -           4,400          37,699          52,483
  Mortality and expense risk charges (note 2) ...         (3,185)        (96,716)        (60,003)        (39,163)
                                                    ------------      ----------      ----------         -------
    Net investment activity .....................         (3,185)        (92,316)        (22,304)         13,320
                                                    ------------      ----------      ----------         -------

  Proceeds from mutual funds shares sold ........         23,120         797,223         350,911         300,179
  Cost of mutual fund shares sold ...............        (21,889)     (1,115,939)       (406,624)       (269,034)
                                                    ------------      ----------      ----------         -------
    Realized gain (loss) on investments .........          1,231        (318,716)        (55,713)         31,145
  Change in unrealized gain (loss)
    on investments ..............................           (164)     (1,558,857)       (403,880)        101,080
                                                    ------------      ----------      ----------         -------
    Net gain (loss) on investments ..............          1,067      (1,877,573)       (459,593)        132,225
                                                    ------------      ----------      ----------         -------
  Reinvested capital gains ......................              -               -               -           5,409
                                                    ------------      ----------      ----------         -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (2,118)     (1,969,889)       (481,897)        150,954
                                                    ============      ==========      ==========         =======


                                                     FidVIPEIS      FidVIPGrS       FidVIPHIS     FidVIPOvS
                                                     ---------      ---------       ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   153,336              -        167,633        210,264
  Mortality and expense risk charges (note 2) ...      (153,287)      (444,494)       (21,634)       (54,362)
                                                    -----------     ----------       --------     ----------
    Net investment activity .....................            49       (444,494)       145,999        155,902
                                                    -----------     ----------       --------     ----------

  Proceeds from mutual funds shares sold ........       853,693      2,043,801        339,805        654,690
  Cost of mutual fund shares sold ...............      (939,353)    (3,290,013)      (496,037)    (1,111,438)
                                                    -----------     ----------       --------     ----------
    Realized gain (loss) on investments .........       (85,660)    (1,246,212)      (156,232)      (456,748)
  Change in unrealized gain (loss)
    on investments ..............................    (1,073,639)    (7,486,969)      (218,122)    (1,054,546)
                                                    -----------     ----------       --------     ----------
    Net gain (loss) on investments ..............    (1,159,299)    (8,733,181)      (374,354)    (1,511,294)
                                                    -----------     ----------       --------     ----------
  Reinvested capital gains ......................       452,342      2,264,779              -        335,965
                                                    -----------     ----------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (706,908)    (6,912,896)      (228,355)    (1,019,427)
                                                    ===========     ==========       ========     ==========


                                                    FidVIPConS      FidVIPGrOpS    JanCapAp        JanGlTech
                                                   ------------       --------     ----------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       123,097          7,740         28,680         11,056
  Mortality and expense risk charges (note 2) ...      (247,605)       (42,831)       (45,271)       (23,927)
                                                   ------------       --------     ----------       --------
    Net investment activity .....................      (124,508)       (35,091)       (16,591)       (12,871)
                                                   ------------       --------     ----------       --------

  Proceeds from mutual funds shares sold ........     1,495,660        309,336        598,636        193,970
  Cost of mutual fund shares sold ...............    (2,147,471)      (454,016)      (914,517)      (452,929)
                                                   ------------       --------     ----------       --------
    Realized gain (loss) on investments .........      (651,811)      (144,680)      (315,881)      (258,959)
  Change in unrealized gain (loss)
    on investments ..............................    (2,402,368)      (363,669)      (557,527)      (592,140)
                                                   ------------       --------     ----------       --------
    Net gain (loss) on investments ..............    (3,054,179)      (508,349)      (873,408)      (851,099)
                                                   ------------       --------     ----------       --------
  Reinvested capital gains ......................       492,388              -              -              -
                                                   ------------       --------     ----------       --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (2,686,299)      (543,440)      (889,999)      (863,970)
                                                   ============       ========     ==========       ========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                   JanIntGro     NSATCapAp  NSATMidCapIx   NSATEqInc
                                                   ---------     ---------  ------------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  19,865            -       36,078       13,833
  Mortality and expense risk charges (note 2) ...     (39,286)     (23,966)     (98,110)     (13,864)
                                                    ---------     --------     --------     --------
    Net investment activity .....................     (19,421)     (23,966)     (62,032)         (31)
                                                    ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ........     362,766      180,170      527,551      142,339
  Cost of mutual fund shares sold ...............    (573,880)    (446,746)    (499,150)    (190,736)
                                                    ---------     --------     --------     --------
    Realized gain (loss) on investments .........    (211,114)    (266,576)      28,401      (48,397)
  Change in unrealized gain (loss)
    on investments ..............................    (564,682)    (350,161)    (161,230)     (98,146)
                                                    ---------     --------     --------     --------
    Net gain (loss) on investments ..............    (775,796)    (616,737)    (132,829)    (146,543)
                                                    ---------     --------     --------     --------
  Reinvested capital gains ......................           -            -       72,766            -
                                                    ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(795,217)    (640,703)    (122,095)    (146,574)
                                                    =========     ========     ========     ========


                                                   NSATHIncBd    NSATEmMkt    NSATGlobTC    NSATIntGr
                                                   ----------    ---------    ----------    ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      48,970           53            -            5
  Mortality and expense risk charges (note 2) ...      (7,019)        (107)        (118)         (41)
                                                    ---------     --------     --------     --------
    Net investment activity .....................      41,951          (54)        (118)         (36)
                                                    ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ........     141,939       11,771          113           34
  Cost of mutual fund shares sold ...............    (168,465)     (13,427)        (155)         (41)
                                                    ---------     --------     --------     --------
    Realized gain (loss) on investments .........     (26,526)      (1,656)         (42)          (7)
  Change in unrealized gain (loss)
    on investments ..............................     (10,519)        (858)      (3,123)        (377)
                                                    ---------     --------     --------     --------
    Net gain (loss) on investments ..............     (37,045)      (2,514)      (3,165)        (384)
                                                    ---------     --------     --------     --------
  Reinvested capital gains ......................           -            -            -            -
                                                    ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       4,906       (2,568)      (3,283)        (420)
                                                    =========     ========     ========     ========


                                                     NSATGvtBd    NSATMyMkt      NSATGlob50    NSATSmCapG
                                                     ---------    ---------      ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  511,615       346,714        16,838             -
  Mortality and expense risk charges (note 2) ...     (134,065)     (151,274)      (12,784)      (26,408)
                                                    ----------    ----------      --------      --------
    Net investment activity .....................      377,550       195,440         4,054       (26,408)
                                                    ----------    ----------      --------      --------

  Proceeds from mutual funds shares sold ........      415,774     2,458,299        84,596       227,707
  Cost of mutual fund shares sold ...............     (382,012)   (2,458,299)     (120,843)     (356,846)
                                                    ----------    ----------      --------      --------
    Realized gain (loss) on investments .........       33,762             -       (36,247)     (129,139)
  Change in unrealized gain (loss)
    on investments ..............................       32,266             1      (183,604)      (98,007)
                                                    ----------    ----------      --------      --------
    Net gain (loss) on investments ..............       66,028             1      (219,851)     (227,146)
                                                    ----------    ----------      --------      --------
  Reinvested capital gains ......................       17,520             -             -             -
                                                    ----------    ----------      --------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  461,098       195,441      (215,797)     (253,554)
                                                    ==========    ==========      ========      ========


                                                    NSATSmCapV     NSATSmCo      NSATStrVal     NSATStMCap
                                                    ----------    ----------      --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          826         4,656         1,226             -
  Mortality and expense risk charges (note 2) ...      (34,222)      (59,014)       (3,153)      (38,179)
                                                    ----------    ----------      --------    ----------
    Net investment activity .....................      (33,396)      (54,358)       (1,927)      (38,179)
                                                    ----------    ----------      --------    ----------

  Proceeds from mutual funds shares sold ........      250,872       526,450       107,775       288,830
  Cost of mutual fund shares sold ...............     (229,021)     (713,729)     (109,163)     (483,790)
                                                    ----------    ----------      --------    ----------
    Realized gain (loss) on investments .........       21,851      (187,279)       (1,388)     (194,960)
  Change in unrealized gain (loss)
    on investments ..............................      283,292      (113,596)      (15,619)     (848,187)
                                                    ----------    ----------      --------    ----------
    Net gain (loss) on investments ..............      305,143      (300,875)      (17,007)   (1,043,147)
                                                    ----------    ----------      --------    ----------
  Reinvested capital gains ......................      208,145             -           304             -
                                                    ----------    ----------      --------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      479,892      (355,233)      (18,630)   (1,081,326)
                                                    ==========    ==========      ========    ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                             NSATTotRe        NSATGrFoc     NBAMTGuard     NBAMTMCGr
                                                             ---------        ---------     ----------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $    83,448              -          2,313              -
  Mortality and expense risk charges (note 2) ...........      (147,624)           (32)        (7,944)       (57,575)
                                                            -----------       --------       --------     ----------
    Net investment activity .............................       (64,176)           (32)        (5,631)       (57,575)
                                                            -----------       --------       --------     ----------

  Proceeds from mutual funds shares sold ................       898,244         43,338         58,541        452,869
  Cost of mutual fund shares sold .......................    (1,685,067)       (45,948)       (57,585)      (733,574)
                                                            -----------       --------       --------     ----------
    Realized gain (loss) on investments .................      (786,823)        (2,610)           956       (280,705)
  Change in unrealized gain (loss)
    on investments ......................................      (907,699)           403        (46,664)      (960,109)
                                                            -----------       --------       --------     ----------
    Net gain (loss) on investments ......................    (1,694,522)        (2,207)       (45,708)    (1,240,814)
                                                            -----------       --------       --------     ----------
  Reinvested capital gains ..............................       300,262              -         33,041              -
                                                            -----------       --------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $(1,458,436)        (2,239)       (18,298)    (1,298,389)
                                                            ===========       ========       ========     ==========


                                                             NBAMTPart      OppAggGro       OppCapAp      OppMSGrInc
                                                            -----------    -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................         1,910         87,103         80,772         61,193
  Mortality and expense risk charges (note 2) ...........        (7,409)      (122,566)      (186,416)      (164,232)
                                                            -----------    -----------     ----------     ----------
    Net investment activity .............................        (5,499)       (35,463)      (105,644)      (103,039)
                                                            -----------    -----------     ----------     ----------

  Proceeds from mutual funds shares sold ................        89,377      1,138,204        771,503        810,453
  Cost of mutual fund shares sold .......................       (97,830)    (2,591,146)    (1,000,032)    (1,043,737)
                                                            -----------    -----------     ----------     ----------
    Realized gain (loss) on investments .................        (8,453)    (1,452,942)      (228,529)      (233,284)
  Change in unrealized gain (loss)
    on investments ......................................       (27,618)    (3,610,547)    (2,868,543)    (1,066,573)
                                                            -----------    -----------     ----------     ----------
    Net gain (loss) on investments ......................       (36,071)    (5,063,489)    (3,097,072)    (1,299,857)
                                                            -----------    -----------     ----------     ----------
  Reinvested capital gains ..............................        18,142      1,359,088      1,212,085              -
                                                            -----------    -----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................       (23,428)    (3,739,864)    (1,990,631)    (1,402,896)
                                                            ===========    ===========     ==========     ==========


                                                           SBVSFCap      SBVSFHYBd   SBVSFInv     SBVSFTotRet
                                                           ---------     --------     --------     --------

INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $ 105,007      137,238       48,515       65,187
  Mortality and expense risk charges (note 2) ..........    (196,597)     (21,820)     (78,659)     (35,753)
                                                           ---------     --------     --------     --------
    Net investment activity ............................     (91,590)     115,418      (30,144)      29,434
                                                           ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ...............     748,256      296,156      405,157      331,266
  Cost of mutual fund shares sold ......................    (680,715)    (312,261)    (368,916)    (320,035)
                                                           ---------     --------     --------     --------
    Realized gain (loss) on investments ................      67,541      (16,105)      36,241       11,231
  Change in unrealized gain (loss)
    on investments .....................................    (158,119)     (52,516)    (396,388)     (88,147)
                                                           ---------     --------     --------     --------
    Net gain (loss) on investments .....................     (90,578)     (68,621)    (360,147)     (76,916)
                                                           ---------     --------     --------     --------
  Reinvested capital gains .............................     174,572            -       61,836            -
                                                           ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............   $  (7,596)      46,797     (328,455)     (47,482)
                                                           =========     ========     ========     ========


                                                           UIFEmMkt      UIFUSRE     VEWrldEMkt    VEWrldHAs
                                                           ---------     --------     --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      31,913       19,993            -        1,061
  Mortality and expense risk charges (note 2) ..........      (4,992)      (4,646)     (17,901)      (1,596)
                                                           ---------     --------     --------     --------
    Net investment activity ............................      26,921       15,347      (17,901)        (535)
                                                           ---------     --------     --------     --------

  Proceeds from mutual funds shares sold ...............      59,967       54,188      177,978      114,361
  Cost of mutual fund shares sold ......................     (59,224)     (53,510)    (352,462)    (111,685)
                                                           ---------     --------     --------     --------
    Realized gain (loss) on investments ................         743          678     (174,484)       2,676
  Change in unrealized gain (loss)
    on investments .....................................       1,211        7,792      134,897      (16,756)
                                                           ---------     --------     --------     --------
    Net gain (loss) on investments .....................       1,954        8,470      (39,587)     (14,080)
                                                           ---------     --------     --------     --------
  Reinvested capital gains .............................           -        3,377            -            -
                                                           ---------     --------     --------     --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............      28,875       27,194      (57,488)     (14,615)
                                                           =========     ========     ========     ========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       TOTAL                             ACVPIncGr
                                          ------------------------------        --------------------------
                                               2001             2000              2001             2000
                                          -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (551,725)        (742,211)         (13,336)         (14,800)
  Realized gain (loss) on investments .      (8,665,513)         125,707          (42,642)          (1,764)
  Change in unrealized gain (loss)
    on investments ....................     (30,920,035)     (27,057,524)        (168,103)        (161,936)
  Reinvested capital gains ............       7,922,400        7,934,821                -                -
                                          -------------      -----------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (32,214,873)     (19,739,207)        (224,081)        (178,500)
                                          -------------      -----------        ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      75,221,869      226,600,119          747,348        2,243,488
  Transfers between funds .............               -                -           45,632          (22,626)
  Redemptions .........................     (22,106,172)      (5,698,592)        (258,699)        (176,826)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................         (25,006)            (997)            (266)             (26)
  Contingent deferred sales charges
    (note 2) ..........................        (373,745)         (68,977)          (2,077)            (671)
  Adjustments to maintain reserves ....         (18,376)         (20,138)             (55)              42
                                          -------------      -----------        ---------        ---------
      Net equity transactions .........      52,698,570      220,811,415          531,883        2,043,381
                                          -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      20,483,697      201,072,208          307,802        1,864,881
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     211,715,531       10,643,323        2,046,104          181,223
                                          -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 232,199,228      211,715,531        2,353,906        2,046,104
                                          =============      ===========        =========        =========

CHANGES IN UNITS:
  Beginning units .....................      19,292,525          915,585          204,713           15,981
                                          -------------      -----------        ---------        ---------
  Units purchased .....................       6,369,015       20,152,842           69,692          207,569
  Units redeemed ......................      (1,508,249)      (1,775,902)         (13,759)         (18,837)
                                          -------------      -----------        ---------        ---------
  Ending units ........................      24,153,291       19,292,525          260,646          204,713
                                          =============      ===========        =========        =========


                                                       ACVPInt                         ACVPValue
                                          ------------------------------        --------------------------
                                               2001             2000              2001             2000
                                          -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (116,018)         (93,563)         (15,241)          (5,525)
  Realized gain (loss) on investments .        (957,683)           9,524           76,234           (6,219)
  Change in unrealized gain (loss)
    on investments ....................      (3,220,563)      (1,674,966)         267,358          196,662
  Reinvested capital gains ............         910,379           47,135                -            5,484
                                          -------------      -----------        ---------        ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (3,383,885)      (1,711,870)         328,351          190,402
                                          -------------      -----------        ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,296,361       12,387,772        2,035,939        1,248,834
  Transfers between funds .............        (706,599)         176,058          563,341           (4,307)
  Redemptions .........................        (777,493)        (215,941)        (413,055)         (21,569)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................          (1,370)             (24)            (107)              (7)
  Contingent deferred sales charges
    (note 2) ..........................         (18,103)          (3,938)          (9,238)            (142)
  Adjustments to maintain reserves ....            (205)         (10,260)             (22)             629
                                          -------------      -----------        ---------        ---------
      Net equity transactions .........        (207,409)      12,333,667        2,176,858        1,223,438
                                          -------------      -----------        ---------        ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (3,591,294)      10,621,797        2,505,209        1,413,840
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      10,905,148          283,351        1,447,110           33,270
                                          -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       7,313,854       10,905,148        3,952,319        1,447,110
                                          =============      ===========        =========        =========

CHANGES IN UNITS:
  Beginning units .....................         908,393           19,357          126,122            3,378
                                          -------------      -----------        ---------        ---------
  Units purchased .....................         247,877          949,113          208,788          129,594
  Units redeemed ......................        (283,773)         (60,077)         (25,177)          (6,850)
                                          -------------      -----------        ---------        ---------
  Ending units ........................         872,497          908,393          309,733          126,122
                                          =============      ===========        =========        =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    CSWPVal                   DrySRGro
                                          ------------------------   -------------------------
                                                2001          2000          2001          2000
                                          ----------      --------   -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (3,185)          (26)      (92,316)      (11,684)
  Realized gain (loss) on investments .        1,231          (138)     (318,716)       18,369
  Change in unrealized gain (loss)
    on investments ....................         (164)       18,169    (1,558,857)     (956,521)
  Reinvested capital gains ............            -         2,141             -             -
                                          ----------      --------   -----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (2,118)       20,146    (1,969,889)     (949,836)
                                          ----------      --------   -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        1,671       100,767     1,523,084     7,723,487
  Transfers between funds .............        1,034        11,520      (517,459)      349,710
  Redemptions .........................       (1,730)       (1,648)     (531,881)     (238,671)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................            -             -        (1,140)          (50)
  Contingent deferred sales charges
    (note 2) ..........................            -             -        (9,471)         (785)
  Adjustments to maintain reserves ....           (5)            9          (284)          179
                                          ----------      --------   -----------    ----------
      Net equity transactions .........          970       110,648       462,849     7,833,870
                                          ----------      --------   -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (1,148)      130,794    (1,507,040)    6,884,034
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      223,417        92,623     7,633,484       749,450
                                          ----------      --------   -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  222,269       223,417     6,126,444     7,633,484
                                          ==========      ========   ===========    ==========

CHANGES IN UNITS:
  Beginning units .....................       20,814         9,267       725,270        62,468
                                          ----------      --------   -----------    ----------
  Units purchased .....................            6        11,718        52,496       708,525
  Units redeemed ......................          (14)         (171)      (15,210)      (45,723)
                                          ----------      --------   -----------    ----------
  Ending units ........................       20,806        20,814       762,556       725,270
                                          ==========      ========   ===========    ==========

                                                    DryAp                     FISFedQual
                                          ------------------------   -------------------------
                                             2001           2000        2001          2000
                                          ----------      --------   -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (22,304)      (15,233)       13,320        (8,484)
  Realized gain (loss) on investments .      (55,713)       13,583        31,145         1,481
  Change in unrealized gain (loss)
    on investments ....................     (403,880)      (60,199)      101,080       100,136
  Reinvested capital gains ............            -        45,987         5,409             -
                                          ----------    ----------   -----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (481,897)      (15,862)      150,954        93,133
                                          ----------    ----------   -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      980,352     4,121,960     1,655,944     1,705,154
  Transfers between funds .............       79,016      (197,549)      404,803           228
  Redemptions .........................     (290,682)     (165,035)     (344,150)      (57,522)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................         (356)          (21)          (79)           (5)
  Contingent deferred sales charges
    (note 2) ..........................       (5,530)         (299)       (3,400)       (1,647)
  Adjustments to maintain reserves ....         (116)          138           853           179
                                          ----------    ----------   -----------    ----------
      Net equity transactions .........      762,684     3,759,194     1,713,971     1,646,387
                                          ----------    ----------   -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      280,787     3,743,332     1,864,925     1,739,520
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    4,112,684       369,352     1,779,658        40,138
                                          ----------    ----------   -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    4,393,471     4,112,684     3,644,583     1,779,658
                                          ==========    ==========   ===========    ==========

CHANGES IN UNITS:
  Beginning units .....................      381,878        33,597       163,979         4,029
                                          ----------    ----------   -----------    ----------
  Units purchased .....................       90,577       367,177       173,393       167,326
  Units redeemed ......................      (16,047)      (18,896)      (21,707)       (7,376)
                                          ----------    ----------   -----------    ----------
  Ending units ........................      456,408       381,878       315,665       163,979
                                          ==========    ==========   ===========    ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     FidVIPEIS                      FidVIPGrS
                                          ----------------------------      --------------------------
                                              2001              2000           2001            2000
                                          ------------       ---------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $         49         (46,345)       (444,494)       (297,559)
  Realized gain (loss) on investments .        (85,660)         (8,904)     (1,246,212)            829
  Change in unrealized gain (loss)
    on investments ....................     (1,073,639)        645,174      (7,486,969)     (5,305,833)
  Reinvested capital gains ............        452,342          63,481       2,264,779         553,917
                                          ------------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (706,908)        653,406      (6,912,896)     (5,048,646)
                                          ------------       ---------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,363,297       8,394,634       7,359,861      37,476,862
  Transfers between funds .............        125,072           1,219      (1,729,292)        266,967
  Redemptions .........................     (1,173,889)       (223,647)     (2,707,958)       (919,931)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................         (1,604)            (28)         (5,143)           (274)
  Contingent deferred sales charges
    (note 2) ..........................        (12,479)         (2,000)        (47,805)        (12,873)
  Adjustments to maintain reserves ....           (156)            260          (1,216)            445
                                          ------------       ---------      ----------      ----------
      Net equity transactions .........      3,300,241       8,170,438       2,868,447      36,811,196
                                          ------------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,593,333       8,823,844      (4,044,449)     31,762,550
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,246,249         422,405      33,863,341       2,100,791
                                          ------------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 11,839,582       9,246,249      29,818,892      33,863,341
                                          ============       =========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        835,981          40,787       3,150,285         171,385
                                          ------------       ---------      ----------      ----------
  Units purchased .....................        372,536         833,967         371,068       3,136,714
  Units redeemed ......................        (63,971)        (38,773)       (101,422)       (157,814)
                                          ------------       ---------      ----------      ----------
  Ending units ........................      1,144,546         835,981       3,419,931       3,150,285
                                          ============       =========      ==========      ==========


                                                     FidVIPHIS                     FidVIPOvS
                                          ----------------------------      --------------------------
                                               2001            2000            2001            2000
                                          ------------       ---------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        145,999           3,005         155,902         (34,381)
  Realized gain (loss) on investments .       (156,232)        (39,408)       (456,748)        (36,752)
  Change in unrealized gain (loss)
    on investments ....................       (218,122)       (255,154)     (1,054,546)       (840,002)
  Reinvested capital gains ............              -               -         335,965          84,169
                                          ------------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (228,355)       (291,557)     (1,019,427)       (826,966)
                                          ------------       ---------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        674,476       1,829,957         485,838       5,576,471
  Transfers between funds .............       (115,495)       (153,140)       (434,404)       (303,568)
  Redemptions .........................       (181,510)       (111,292)       (290,416)       (143,954)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (251)            (17)           (262)            (36)
  Contingent deferred sales charges
    (note 2) ..........................         (5,186)           (566)         (9,307)         (2,089)
  Adjustments to maintain reserves ....            (28)             16            (133)             28
                                          ------------       ---------      ----------      ----------
      Net equity transactions .........        372,006       1,564,958        (248,684)      5,126,852
                                          ------------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        143,651       1,273,401      (1,268,111)      4,299,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,369,826          96,425       4,537,899         238,013
                                          ------------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      1,513,477       1,369,826       3,269,788       4,537,899
                                          ============       =========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        173,114           9,299         459,386          19,209
                                          ------------       ---------      ----------      ----------
  Units purchased .....................         61,476         208,766          66,931         484,774
  Units redeemed ......................        (14,394)        (44,951)        (99,854)        (44,597)
                                          ------------       ---------      ----------      ----------
  Ending units ........................        220,196         173,114         426,463         459,386
                                          ============       =========      ==========      ==========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    FidVIPConS                     FidVIPGrOpS
                                          ----------------------------       -------------------------
                                                2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (124,508)       (153,016)        (35,091)        (23,401)
  Realized gain (loss) on investments .       (651,811)         (6,748)       (144,680)        (16,810)
  Change in unrealized gain (loss)
    on investments ....................     (2,402,368)     (1,487,929)       (363,669)       (521,670)
  Reinvested capital gains ............        492,388         433,017               -          47,707
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,686,299)     (1,214,676)       (543,440)       (514,174)
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      2,946,982      19,546,507         469,010       3,892,357
  Transfers between funds .............       (748,452)        (96,461)       (123,518)       (192,352)
  Redemptions .........................     (1,470,582)       (481,563)       (241,622)        (75,851)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................         (2,364)            (77)           (357)            (18)
  Contingent deferred sales charges
    (note 2) ..........................        (26,740)         (7,498)         (3,453)         (2,411)
  Adjustments to maintain reserves ....           (317)             92             (33)           (304)
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........        698,527      18,961,000         100,027       3,621,421
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,987,772)     17,746,324        (443,413)      3,107,247
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     18,935,809       1,189,485       3,368,860         261,613
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 16,948,037      18,935,809       2,925,447       3,368,860
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................      1,749,181         101,072         388,533          24,642
                                          ------------      ----------       ---------       ---------
  Units purchased .....................         89,671       1,722,590          16,435         395,017
  Units redeemed ......................        (26,944)        (74,481)         (5,004)        (31,126)
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,811,908       1,749,181         399,964         388,533
                                          ============      ==========       =========       =========


                                                     JanCapAp                       JanGlTech
                                          ----------------------------       -------------------------
                                               2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (16,591)          1,663         (12,871)          1,843
  Realized gain (loss) on investments .       (315,881)           (131)       (258,959)              1
  Change in unrealized gain (loss)
    on investments ....................       (557,527)       (521,814)       (592,140)       (751,327)
  Reinvested capital gains ............              -               -               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (889,999)       (520,282)       (863,970)       (749,483)
                                          ------------      ----------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      1,657,617       3,516,443         850,150       2,581,587
  Transfers between funds .............       (676,469)        238,634        (130,183)        101,352
  Redemptions .........................       (177,395)        (18,046)       (128,728)         (4,704)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (478)              -            (247)              -
  Contingent deferred sales charges
    (note 2) ..........................         (2,752)           (214)         (1,953)            (91)
  Adjustments to maintain reserves ....             65          (1,455)           (111)              2
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........        800,588       3,735,362         588,928       2,678,146
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (89,411)      3,215,080        (275,042)      1,928,663
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      3,215,080               -       1,928,663               -
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      3,125,669       3,215,080       1,653,621       1,928,663
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        386,899               -         289,716               -
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        135,371         388,874         138,436         290,243
  Units redeemed ......................        (34,347)         (1,975)        (26,201)           (527)
                                          ------------      ----------       ---------       ---------
  Ending units ........................        487,923         386,899         401,951         289,716
                                          ============      ==========       =========       =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    JanIntGro                     NSATCapAp
                                          --------------------------     -------------------------
                                              2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (19,421)        15,834        (23,966)       (24,109)
  Realized gain (loss) on investments .      (211,114)        (5,162)      (266,576)       (32,694)
  Change in unrealized gain (loss)
    on investments ....................      (564,682)      (415,766)      (350,161)    (1,065,842)
  Reinvested capital gains ............             -              -              -        462,178
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (795,217)      (405,094)      (640,703)      (660,467)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,452,885      2,840,610        311,981      2,521,622
  Transfers between funds .............      (266,260)       190,375        (58,062)      (112,919)
  Redemptions .........................      (167,025)        (2,471)       (97,429)       (63,822)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (190)             -           (174)            (6)
  Contingent deferred sales charges
    (note 2) ..........................        (4,366)             -         (1,931)          (500)
  Adjustments to maintain reserves ....          (108)           (37)           (83)             2
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     1,014,936      3,028,477        154,302      2,344,377
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       219,719      2,623,383       (486,401)     1,683,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,623,383              -      2,070,889        386,979
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,843,102      2,623,383      1,584,488      2,070,889
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................       327,658              -        273,532         37,027
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       175,519        327,943         29,123        264,887
  Units redeemed ......................       (32,788)          (285)        (7,269)       (28,382)
                                          -----------     ----------     ----------     ----------
  Ending units ........................       470,389        327,658        295,386        273,532
                                          ===========     ==========     ==========     ==========


                                                   NSATMidCapIx                  NSATEqInc
                                          --------------------------     -------------------------
                                              2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............       (62,032)       (19,381)           (31)        (1,463)
  Realized gain (loss) on investments .        28,401          5,123        (48,397)         1,767
  Change in unrealized gain (loss)
    on investments ....................      (161,230)       110,699        (98,146)      (125,682)
  Reinvested capital gains ............        72,766        220,361              -              -
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (122,095)       316,802       (146,574)      (125,378)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     2,756,594      5,532,077        274,654      1,107,486
  Transfers between funds .............      (177,040)        28,643         (4,573)             -
  Redemptions .........................      (594,739)       (48,319)      (132,373)       (15,489)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (336)           (17)           (16)            (6)
  Contingent deferred sales charges
    (note 2) ..........................       (13,244)          (706)          (764)          (478)
  Adjustments to maintain reserves ....          (203)           141            (37)             4
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     1,971,032      5,511,819        136,891      1,091,517
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,848,937      5,828,621         (9,683)       966,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,067,601        238,980        975,153          9,014
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     7,916,538      6,067,601        965,470        975,153
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................       456,756         20,437         97,093            790
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       189,859        454,447         18,522         99,402
  Units redeemed ......................       (34,075)       (18,128)        (4,624)        (3,099)
                                          -----------     ----------     ----------     ----------
  Ending units ........................       612,540        456,756        110,991         97,093
                                          ===========     ==========     ==========     ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                 NSATHIncBd              NSATEmMkt           NSATGlobTC          NSATIntGr
                                          ----------------------      ---------------      --------------     ---------------
                                             2001        2000           2001    2000       2001     2000       2001    2000
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $  41,951       17,929          (54)      -        (118)      -         (36)      -
  Realized gain (loss) on investments .     (26,526)        (696)      (1,656)      -         (42)      -          (7)      -
  Change in unrealized gain (loss)
    on investments ....................     (10,519)     (38,336)        (858)      -      (3,123)      -        (377)      -
  Reinvested capital gains ............           -            -            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       4,906      (21,103)      (2,568)      -      (3,283)      -        (420)      -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     304,957      333,434            -       -       5,207       -       9,788       -
  Transfers between funds .............      42,794            -       10,906       -      10,707       -           -       -
  Redemptions .........................     (91,732)      (9,714)           -       -           -       -           -       -
  Annuity benefits ....................           -            -            -       -           -       -           -       -
  Annual contract maintenance charges
    (note 2) ..........................          (7)           -            -       -           -       -           -       -
  Contingent deferred sales charges
    (note 2) ..........................        (718)        (231)           -       -           -       -           -       -
  Adjustments to maintain reserves ....         (15)          12           (2)      -          (3)      -          (4)      -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
      Net equity transactions .........     255,279      323,501       10,904       -      15,911       -       9,784       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .     260,185      302,398        8,336       -      12,628       -       9,364       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     302,911          513            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 563,096      302,911        8,336       -      12,628       -       9,364       -
                                          =========    =========      =======   =====      ======   =====     ========  =====

CHANGES IN UNITS:
  Beginning units .....................      32,663           50            -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
  Units purchased .....................      31,950       33,612        1,027       -       3,729       -       1,444       -
  Units redeemed ......................      (5,517)        (999)           -       -           -       -           -       -
                                          ---------    ---------      -------   -----      ------   -----     --------  -----
  Ending units ........................      59,096       32,663        1,027       -       3,729       -       1,444       -
                                          =========    =========      =======   =====      ======   =====     ========  =====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      NSATGvtBd                      NSATMyMkt
                                          ----------------------------      --------------------------
                                               2001             2000           2001            2000
                                          ------------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    377,550         144,011         195,440         141,327
  Realized gain (loss) on investments .         33,762           1,475               -              (1)
  Change in unrealized gain (loss)
    on investments ....................         32,266         188,957               1              (1)
  Reinvested capital gains ............         17,520               -               -               -
                                          ------------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        461,098         334,443         195,441         141,325
                                          ------------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      6,116,157       5,313,126       7,270,977       8,374,641
  Transfers between funds .............      1,828,360          (5,349)      4,576,433      (2,655,037)
  Redemptions .........................       (896,166)       (118,607)     (3,045,460)       (764,161)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (477)            (40)           (614)              -
  Contingent deferred sales charges
    (note 2) ..........................        (11,102)           (303)        (35,538)         (3,902)
  Adjustments to maintain reserves ....             50             124             (97)             97
                                          ------------       ---------      ----------       ---------
      Net equity transactions .........      7,036,822       5,188,951       8,765,701       4,951,638
                                          ------------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      7,497,920       5,523,394       8,961,142       5,092,963
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      5,610,831          87,437       5,602,592         509,629
                                          ------------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 13,108,751       5,610,831      14,563,734       5,602,592
                                          ============       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .....................        508,979           8,802         531,049          50,504
                                          ------------       ---------      ----------       ---------
  Units purchased .....................        679,030         515,620         988,173       1,158,470
  Units redeemed ......................        (62,497)        (15,443)       (167,766)       (677,925)
                                          ------------       ---------      ----------       ---------
  Ending units ........................      1,125,512         508,979       1,351,456         531,049
                                          ============       =========      ==========       =========


                                                     NSATGlob50                       NSATSmCapG
                                          ----------------------------      --------------------------
                                              2001              2000            2001            2000
                                          ------------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          4,054          (3,072)        (26,408)        (20,329)
  Realized gain (loss) on investments .        (36,247)         (4,124)       (129,139)         13,500
  Change in unrealized gain (loss)
    on investments ....................       (183,604)       (155,645)        (98,007)       (506,740)
  Reinvested capital gains ............              -          35,969               -          29,070
                                          ------------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (215,797)       (126,872)       (253,554)       (484,499)
                                          ------------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         97,328       1,245,391         314,078       2,477,578
  Transfers between funds .............        (39,740)        (52,040)        (53,135)        134,607
  Redemptions .........................        (30,791)        (32,698)       (109,031)        (59,237)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................            (18)            (13)           (109)              -
  Contingent deferred sales charges
    (note 2) ..........................           (654)           (661)         (1,610)           (208)
  Adjustments to maintain reserves ....            (36)             19            (272)          1,036
                                          ------------       ---------      ----------       ---------
      Net equity transactions .........         26,089       1,159,998         149,921       2,553,776
                                          ------------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (189,708)      1,033,126        (103,633)      2,069,277
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,052,924          19,798       2,072,740           3,463
                                          ------------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .        863,216       1,052,924       1,969,107       2,072,740
                                          ============       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .....................        106,911           1,739         152,071             210
                                          ------------       ---------      ----------       ---------
  Units purchased .....................          3,673         115,571          16,457         159,200
  Units redeemed ......................         (1,087)        (10,399)         (4,180)         (7,339)
                                          ------------       ---------      ----------       ---------
  Ending units ........................        109,497         106,911         164,348         152,071
                                          ============       =========      ==========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    NSATSmCapV                    NSATSmCo
                                          --------------------------      ------------------------
                                              2001           2000           2001           2000
                                          -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (33,396)       (15,505)       (54,358)       (30,342)
  Realized gain (loss) on investments .        21,851         15,935       (187,279)         6,652
  Change in unrealized gain (loss)
    on investments ....................       283,292       (251,465)      (113,596)      (604,543)
  Reinvested capital gains ............       208,145        310,228              -        666,847
                                          -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       479,892         59,193       (355,233)        38,614
                                          -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       644,233      1,517,322        925,430      3,966,776
  Transfers between funds .............       469,486         17,045       (370,141)       207,970
  Redemptions .........................      (228,027)       (23,807)      (189,900)       (65,947)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................          (197)           (22)          (412)            (8)
  Contingent deferred sales charges
    (note 2) ..........................        (5,901)        (1,035)        (3,301)          (550)
  Adjustments to maintain reserves ....           (30)            13         (1,952)            75
                                          -----------      ---------      ---------      ---------
      Net equity transactions .........       879,564      1,509,516        359,724      4,108,316
                                          -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,359,456      1,568,709          4,491      4,146,930
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,640,997         72,288      4,235,738         88,808
                                          -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 3,000,453      1,640,997      4,240,229      4,235,738
                                          ===========      =========      =========      =========

CHANGES IN UNITS:
  Beginning units .....................       134,671          6,505        299,060          6,733
                                          -----------      ---------      ---------      ---------
  Units purchased .....................        70,562        143,777         36,377        306,017
  Units redeemed ......................       (10,250)       (15,611)        (9,960)       (13,690)
                                          -----------      ---------      ---------      ---------
  Ending units ........................       194,983        134,671        325,477        299,060
                                          ===========      =========      =========      =========


                                                   NSATStrVal                    NSATStMCap
                                          --------------------------      ------------------------
                                               2001           2000           2001           2000
                                          -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (1,927)          (281)       (38,179)       (35,602)
  Realized gain (loss) on investments .        (1,388)            59       (194,960)        20,945
  Change in unrealized gain (loss)
    on investments ....................       (15,619)         5,458       (848,187)    (1,067,816)
  Reinvested capital gains ............           304              -              -        117,995
                                          -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (18,630)         5,236     (1,081,326)      (964,478)
                                          -----------      ---------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         1,320         91,648        339,160      3,849,681
  Transfers between funds .............       122,680         47,178        (97,054)       312,489
  Redemptions .........................       (45,594)             -       (161,438)       (30,870)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................            (7)             -           (347)           (11)
  Contingent deferred sales charges
    (note 2) ..........................             -              -         (3,590)          (845)
  Adjustments to maintain reserves ....           (15)           (42)          (174)             4
                                          -----------      ---------      ---------      ---------
      Net equity transactions .........        78,384        138,784         76,557      4,130,448
                                          -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        59,754        144,020     (1,004,769)     3,165,970
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       147,390          3,370      3,341,652        175,682
                                          -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       207,144        147,390      2,336,883      3,341,652
                                          ===========      =========      =========      =========

CHANGES IN UNITS:
  Beginning units .....................        12,858            312        281,482         12,348
                                          -----------      ---------      ---------      ---------
  Units purchased .....................         7,725         12,546          7,185        293,238
  Units redeemed ......................        (1,637)             -         (2,169)       (24,104)
                                          -----------      ---------      ---------      ---------
  Ending units ........................        18,946         12,858        286,498        281,482
                                          ===========      =========      =========      =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     NSATTotRe                    NSATGrFoc
                                          ----------------------------        ----------------
                                               2001            2000            2001      2000
                                          ------------      ----------        --------   -----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (64,176)        (31,547)            (32)      -
  Realized gain (loss) on investments .       (786,823)         (3,215)         (2,610)      -
  Change in unrealized gain (loss)
    on investments ....................       (907,699)     (3,918,210)            403       -
  Reinvested capital gains ............        300,262       3,604,993               -       -
                                          ------------      ----------        --------   -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,458,436)       (347,979)         (2,239)      -
                                          ------------      ----------        --------   -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,257,321      10,037,138               -       -
  Transfers between funds .............       (286,927)        (51,444)          5,110       -
  Redemptions .........................     (1,429,710)       (219,486)              -       -
  Annuity benefits ....................              -               -               -       -
  Annual contract maintenance charges
    (note 2) ..........................         (1,543)            (93)              -       -
  Contingent deferred sales charges
    (note 2) ..........................        (28,042)         (3,249)              -       -
  Adjustments to maintain reserves ....           (276)            238              (2)      -
                                          ------------      ----------        --------   -----
      Net equity transactions .........      2,510,823       9,763,104           5,108       -
                                          ------------      ----------        --------   -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,052,387       9,415,125           2,869       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,934,195         519,070               -       -
                                          ------------      ----------        --------   -----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 10,986,582       9,934,195           2,869       -
                                          ============      ==========        ========   =====

CHANGES IN UNITS:
  Beginning units .....................        952,292          48,025               -       -
                                          ------------      ----------        --------   -----
  Units purchased .....................        333,553         953,693             755       -
  Units redeemed ......................        (74,453)        (49,426)              -       -
                                          ------------      ----------        --------   -----
  Ending units ........................      1,211,392         952,292             755       -
                                          ============      ==========        ========   =====


                                                     NBAMTGuard                     NBAMTMCGr
                                               -----------------------       -------------------------
                                                2001             2000          2001            2000
                                               -------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............         (5,631)         (3,560)        (57,575)        (38,685)
  Realized gain (loss) on investments .            956           1,430        (280,705)          8,788
  Change in unrealized gain (loss)
    on investments ....................        (46,664)          1,027        (960,109)       (893,921)
  Reinvested capital gains ............         33,041               -               -             240
                                               -------         -------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (18,298)         (1,103)     (1,298,389)       (923,578)
                                               -------         -------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        181,822         404,773         969,870       5,029,464
  Transfers between funds .............          7,057          17,091        (252,761)        539,979
  Redemptions .........................         (9,964)         (7,196)       (272,108)        (44,090)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................             (4)              -            (593)             (3)
  Contingent deferred sales charges
    (note 2) ..........................           (349)              -          (7,832)         (1,726)
  Adjustments to maintain reserves ....             13              26            (196)            106
                                               -------         -------       ---------       ---------
      Net equity transactions .........        178,575         414,694         436,380       5,523,730
                                               -------         -------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        160,277         413,591        (862,009)      4,600,152
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        464,726          51,135       4,651,565          51,413
                                               -------         -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .        625,003         464,726       3,789,556       4,651,565
                                               =======         =======       =========       =========

CHANGES IN UNITS:
  Beginning units .....................         40,126           4,403         343,557           3,465
                                               -------         -------       ---------       ---------
  Units purchased .....................         16,223          38,114          44,843         361,665
  Units redeemed ......................           (774)         (2,391)        (11,654)        (21,573)
                                               -------         -------       ---------       ---------
  Ending units ........................         55,575          40,126         376,746         343,557
                                               =======         =======       =========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   NBAMTPart                      OppAggGro
                                          --------------------------     -------------------------
                                                 2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (5,499)        (3,023)       (35,463)      (108,029)
  Realized gain (loss) on investments .        (8,453)        (2,235)    (1,452,942)       150,454
  Change in unrealized gain (loss)
    on investments ....................       (27,618)         2,468     (3,610,547)    (3,851,480)
  Reinvested capital gains ............        18,142          4,379      1,359,088        108,377
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (23,428)         1,589     (3,739,864)    (3,700,678)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       241,174        461,798      2,247,457     13,378,283
  Transfers between funds .............       (24,555)             -     (1,139,955)     1,414,149
  Redemptions .........................       (56,049)        (3,456)      (585,319)      (216,792)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................           (16)             -         (1,282)           (16)
  Contingent deferred sales charges
    (note 2) ..........................          (255)             -        (11,815)        (3,218)
  Adjustments to maintain reserves ....           (23)            13             24            (35)
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........       160,276        458,355        509,110     14,572,371
                                          -----------     ----------     ----------     ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       136,848        459,944     (3,230,754)    10,871,693
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       461,361          1,417     11,124,034        252,341
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   598,209        461,361      7,893,280     11,124,034
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................        42,613            130        875,332         17,379
                                          -----------     ----------     ----------     ----------
  Units purchased .....................        18,832         42,804         59,181        956,040
  Units redeemed ......................        (3,772)          (321)       (17,919)       (98,087)
                                          -----------     ----------     ----------     ----------
  Ending units ........................        57,673         42,613        916,594        875,332
                                          ===========     ==========     ==========     ==========


                                                    OppCapAp                    OppMSGrInc
                                          --------------------------     -------------------------
                                                 2001           2000           2001           2000
                                          -----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (105,644)      (100,736)      (103,039)       (80,146)
  Realized gain (loss) on investments .      (228,529)         7,644       (233,284)         9,015
  Change in unrealized gain (loss)
    on investments ....................    (2,868,543)    (1,032,649)    (1,066,573)    (1,090,336)
  Reinvested capital gains ............     1,212,085        208,963              -        150,965
                                          -----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,990,631)      (916,778)    (1,402,896)    (1,010,502)
                                          -----------     ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     4,360,951     13,342,168      4,639,386     11,923,373
  Transfers between funds .............      (548,725)       (80,268)      (649,925)      (224,720)
  Redemptions .........................    (1,175,983)      (253,334)      (984,192)      (436,579)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................        (2,149)           (95)        (1,235)           (50)
  Contingent deferred sales charges
    (note 2) ..........................       (24,572)        (2,845)       (22,770)        (7,368)
  Adjustments to maintain reserves ....       (12,240)         1,179           (589)           (88)
                                          -----------     ----------     ----------     ----------
      Net equity transactions .........     2,597,282     13,006,805      2,980,675     11,254,568
                                          -----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       606,651     12,090,027      1,577,779     10,244,066
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    12,741,632        651,605     10,847,306        603,240
                                          -----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    13,348,283     12,741,632     12,425,085     10,847,306
                                          ===========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................     1,007,367         50,682      1,083,351         54,194
                                          -----------     ----------     ----------     ----------
  Units purchased .....................       279,509      1,002,737        400,177      1,113,006
  Units redeemed ......................       (61,722)       (46,052)       (82,697)       (83,849)
                                          -----------     ----------     ----------     ----------
  Ending units ........................     1,225,154      1,007,367      1,400,831      1,083,351
                                          ===========     ==========     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      SBVSFCap                       SBVSFHYBd
                                          ----------------------------       -------------------------
                                              2001              2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (91,590)        (25,866)        115,418         103,140
  Realized gain (loss) on investments .         67,541          15,503         (16,105)          3,234
  Change in unrealized gain (loss)
    on investments ....................       (158,119)        (19,147)        (52,516)       (106,317)
  Reinvested capital gains ............        174,572         601,605               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (7,596)        572,095          46,797              57
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      4,894,130      10,503,767         705,236       1,485,716
  Transfers between funds .............        425,712         292,207         (10,213)       (208,720)
  Redemptions .........................     (1,394,490)       (260,605)       (264,700)        (28,261)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (616)            (11)           (121)            (15)
  Contingent deferred sales charges
    (note 2) ..........................        (13,986)         (2,920)         (1,396)             (7)
  Adjustments to maintain reserves ....           (124)            286             (10)             33
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........      3,910,626      10,532,724         428,796       1,248,746
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      3,903,030      11,104,819         475,593       1,248,803
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     11,585,351         480,532       1,282,376          33,573
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 15,488,381      11,585,351       1,757,969       1,282,376
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        895,490          43,305         125,878           3,249
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        357,820         894,976          51,982         123,528
  Units redeemed ......................        (61,535)        (42,791)        (11,386)           (899)
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,191,775         895,490         166,474         125,878
                                          ============      ==========       =========       =========


                                                     SBVSFInv                       SBVSFTotRet
                                          ----------------------------       -------------------------
                                               2001            2000            2001            2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (30,144)           (574)         29,434          42,826
  Realized gain (loss) on investments .         36,241          (5,441)         11,231          (2,036)
  Change in unrealized gain (loss)
    on investments ....................       (396,388)        149,330         (88,147)         41,665
  Reinvested capital gains ............         61,836         128,861               -               -
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (328,455)        272,176         (47,482)         82,455
                                          ------------      ----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      2,697,508       4,169,305       1,614,101       1,738,242
  Transfers between funds .............        467,727         (17,798)         21,841         (48,363)
  Redemptions .........................       (695,824)        (84,565)       (331,354)        (23,369)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................           (161)              -            (174)             (6)
  Contingent deferred sales charges
    (note 2) ..........................         (9,438)         (2,225)         (9,512)           (246)
  Adjustments to maintain reserves ....           (156)            128             (28)             83
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........      2,459,656       4,064,845       1,294,874       1,666,341
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,131,201       4,337,021       1,247,392       1,748,796
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      4,500,901         163,880       1,839,752          90,956
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      6,632,102       4,500,901       3,087,144       1,839,752
                                          ============      ==========       =========       =========

CHANGES IN UNITS:
  Beginning units .....................        375,930          15,555         174,110           9,159
                                          ------------      ----------       ---------       ---------
  Units purchased .....................        248,892         397,024         145,598         174,962
  Units redeemed ......................        (38,005)        (36,649)        (20,988)        (10,011)
                                          ------------      ----------       ---------       ---------
  Ending units ........................        586,817         375,930         298,720         174,110
                                          ============      ==========       =========       =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   UIFEmMkt                     UIFUSRE
                                          ------------------------      ----------------------
                                                2001          2000          2001          2000
                                          ----------    ----------      --------       -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   26,921        32,871        15,347        16,812
  Realized gain (loss) on investments .          743           678           678         1,718
  Change in unrealized gain (loss)
    on investments ....................        1,211       (28,471)        7,792         3,814
  Reinvested capital gains ............            -             -         3,377           752
                                          ----------    ----------      --------       -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       28,875         5,078        27,194        23,096
                                          ----------    ----------      --------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       15,769       138,191       356,677       138,423
  Transfers between funds .............       26,877       207,961        37,046         4,122
  Redemptions .........................      (49,073)       (7,336)      (11,252)         (726)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................          (33)            -           (27)            -
  Contingent deferred sales charges
    (note 2) ..........................       (1,830)            -           (88)            -
  Adjustments to maintain reserves ....           (9)            -             9       (13,537)
                                          ----------    ----------      --------       -------
      Net equity transactions .........       (8,299)      338,816       382,365       128,282
                                          ----------    ----------      --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       20,576       343,894       409,559       151,378
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      343,894             -       151,378             -
                                          ----------    ----------      --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  364,470       343,894       560,937       151,378
                                          ==========    ==========      ========       =======

CHANGES IN UNITS:
  Beginning units .....................       27,654             -        12,215             -
                                          ----------    ----------      --------       -------
  Units purchased .....................        4,340        29,048        30,403        12,977
  Units redeemed ......................       (4,994)       (1,394)         (822)         (762)
                                          ----------    ----------      --------       -------
  Ending units ........................       27,000        27,654        41,796        12,215
                                          ==========    ==========      ========       =======


                                                 VEWrldEMkt                    VEWrldHAs
                                          ----------    ----------      --------       -------
                                                2001          2000          2001          2000
                                          ----------    ----------      --------       -------
INVESTMENT ACTIVITY:
  Net investment income ...............      (17,901)      (16,841)         (535)         (364)
  Realized gain (loss) on investments .     (174,484)      (10,352)        2,676           830
  Change in unrealized gain (loss)
    on investments ....................      134,897      (818,070)      (16,756)        6,705
  Reinvested capital gains ............            -             -             -             -
                                          ----------    ----------      --------       -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (57,488)     (845,263)      (14,615)        7,171
                                          ----------    ----------      --------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      114,986     2,252,573        52,802        79,233
  Transfers between funds .............     (108,021)     (129,853)       (2,676)       (2,990)
  Redemptions .........................      (59,228)      (15,914)       (7,431)       (5,541)
  Annuity benefits ....................            -             -             -             -
  Annual contract maintenance charges
    (note 2) ..........................         (124)           (2)            -             -
  Contingent deferred sales charges
    (note 2) ..........................       (1,343)         (530)         (304)            -
  Adjustments to maintain reserves ....          (32)          (17)            7            (1)
                                          ----------    ----------      --------       -------
      Net equity transactions .........      (53,762)    2,106,257        42,398        70,701
                                          ----------    ----------      --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (111,250)    1,260,994        27,783        77,872
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    1,340,618        79,624        88,309        10,437
                                          ----------    ----------      --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .    1,229,368     1,340,618       116,092        88,309
                                          ==========    ==========      ========       =======

CHANGES IN UNITS:
  Beginning units .....................      149,768         5,099         7,795         1,012
                                          ----------    ----------      --------       -------
  Units purchased .....................       17,375       158,005         4,423         7,566
  Units redeemed ......................      (25,272)      (13,336)         (612)         (783)
                                          ----------    ----------      --------       -------
  Ending units ........................      141,871       149,768        11,606         7,795
                                          ==========    ==========      ========       =======

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
             American Century VP - American Century VP Income & Growth (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt)
             American Century VP - American Century VP Value (ACVPValue)
           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)(*)
             Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)(*)
             Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
               (formerly Warburg Pincus Trust Growth & Income Fund)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)(*)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)(*)

           Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF)
             Dreyfus VIF - Appreciation Portfolio (DryAp)

           Portfolios of the Federated Insurance Series (Federated IS);
             Federated IS - Federated American Leaders Fund II (FedAmLead)(*)
             Federated IS - Federated High Income Bond Fund II (FedHiInc)(*)
             Federated IS - Federated Quality Bond Fund II (FISFedQual)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)(*)
             Fidelity(R) VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
             Fidelity(R) VIP - Growth Portfolio:Service Class (FidVIPGrS)
             Fidelity(R) VIP - High Income Portfolio:Service Class (FidVIPHIS)
             Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)(*)
             Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);
  Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)

Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);
  Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

Portfolios of the Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapApp)
  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);
  MFS VIT - Emerging Growth Series (MFSEmGrSe)(*)
  MFS VIT - Total Return Series (MFSTotReSe)(*)

Portfolios of the Nationwide(R) Separate Account Trust (Nationwide SAT);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)(*)
  Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)(*)
  Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)(*)
  Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAgg)(*)
  Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)(*)
  Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)(*)
  Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)(*)
  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
  Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG
    (formerly Nationwide(R) SAT - Select Advisers Small Cap Growth Fund)
  Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
    (formerly Nationwide(R) SAT - Strategic Growth Fund)
  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Portfolios of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)(*)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)


       Portfolios of the Salomon Brothers Variable Series Funds, Inc. (Salomon Brothers VSF Inc.);
          Salomon Brothers VSF Inc.Capital Fund (SBVSFCap)
          Salomon Brothers VSF Inc. High Yield Bond Fund (SBVSFHYBd)
          Salomon Brothers VSF Inc. Investors Fund (SBVSFInv)
          Salomon Brothers VSF Inc. Total Return Fund (SBVSFTotRet)

       Strong Opportunity Fund II, Inc.(StOpp2)(*)

       Portfolios of The Universal Institutional Funds, Inc. (UIF);
          UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
          UIF - Mid Cap Growth Portfolio (UIFMidCapG)(*)
          UIF - U.S.Real Estate Portfolio (UIFUSRE)
            (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

       Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
          Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

       (*)At December 31, 2001, contract owners have not invested in this fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

    The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, Continued

  (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

    The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                                                                                                                         AMERICA'S
                                                                                                             AMERICA'S    VISION
                           NATIONWIDE VARIABLE ACCOUNT-8 RIDERS                                               VISION      PLUS
   --------------------------------------------------------------------------------------------------------------------------------
     MORTALITY AND EXPENSE RISK - BASIC                                                                        1.40%     1.40%
   --------------------------------------------------------------------------------------------------------------------------------
     BENEFICIARY PROTECTOR OPTION                                                                                 -      0.40%
        Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------
     MAXIMUM VARIABLE ACCOUNT CHARGES(*)                                                                       1.40%(+)  1.80%
   --------------------------------------------------------------------------------------------------------------------------------

   (*) When maximum options are utilized.
    +  Includes 0.15% administration charge.


    The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:




               TOTAL         ACVPIncGr     ACVPInt       ACVPValue      CSWPVal
               -----         ---------     -------       ---------      -------
1.40% ..... $3,120,422        31,763       124,263        36,696         3,185
1.80% .....      2,156             -             -             6             -
            ----------        ------       -------        ------         -----
   Total .. $3,122,578        31,763       124,263        36,702         3,185
            ==========        ======       =======        ======         =====


              DrySRGro         DryAp      FISFedQual   FidVIPEIS      FidVIPGrS
              --------         -----      ----------   ---------      ---------

1.40% ..... $   96,716        59,899        39,056       153,107       444,489
1.80% .....          -           104           107           180             5
            ----------        ------        ------       -------       -------
  Total ... $   96,716        60,003        39,163       153,287       444,494
            ==========        ======        ======       =======       =======

           FidVIPHIS  FidVIPOvS  FidVIPConS   FidVIPGrOpS  JanCapAp
           ---------  ---------  ----------   -----------  --------
1.40% .... $21,634     54,362     247,605      42,831      45,265
1.80% ....       -          -           -           -           6
           -------     ------     -------      ------      ------
  Total .. $21,634     54,362     247,605      42,831      45,271
           =======     ======     =======      ======      ======


          JanGlTech   JanIntGro   NSATCapAp  NSATMidCapIx  NSATEqInc
          ---------   ---------   ---------  ------------  ---------
1.40% .... $23,927     39,128      23,966      98,105      13,864
1.80% ....       -        158           -           5           -
           -------     ------      ------      ------      ------
  Total .. $23,927     39,286      23,966      98,110      13,864
           =======     ======      ======      ======      ======


         NSATHIncBd   NSATEmMkt  NSATGlobTC NSATIntGr  NSATGvtBd
         ----------   ---------  ---------- ---------  ---------
1.40% .... $ 7,019        107        118         41     133,751
1.80% ....       -          -          -          -         314
           -------        ---        ---         --     -------
  Total .. $ 7,019        107        118         41     134,065
           =======        ===        ===         ==     =======


          NSATMyMkt NSATGlob50  NSATSmCapG NSATSmCapV  NSATSmCo
          --------- ----------  ---------- ----------  --------
1.40% .... $151,274    12,784     26,408     34,038     59,014
1.80% ....       -          -          -        184          -
           --------    ------     ------     ------     ------
  Total .. $151,274    12,784     26,408     34,222     59,014
           ========    ======     ======     ======     ======


          NSATStrVal NSATStMCap NSATTotRe   NSATGrFoc NBAMTGuard
          ---------- ---------- ---------   --------- ----------
1.40% .... $ 3,153     38,179    147,604         32      7,944
1.80% . ..       -          -         20          -          -
           --------    ------    -------     ------     ------
  Total .. $ 3,153     38,179    147,624         32      7,944
           ========    ======    =======     ======     ======


          NBAMTMCGr   NBAMTPart OppAggGro  OppCapAp   OppMSGrInc
          ---------   --------- ---------  --------   ----------
1.40% .... $57,422      7,409    122,566    186,312    164,071
1.80% ....     153          -          -        104        161
           -------      -----    -------    -------    -------
  Total .. $57,575      7,409    122,566    186,416    164,232
           =======      =====    =======    =======    =======


          SBVSFCap   SBVSFHYBd  SBVSFInv   SBVSTotRet   UIFEmMkt
          --------   ---------  --------   ----------   --------
1.40% ... $196,577     21,820     78,386     35,397      4,992
1.80% ...       20          -        273        356          -
          --------     ------     ------     ------      -----
  Total . $196,597     21,820     78,659     35,753      4,992
          ========     ======     ======     ======      =====


           UIFUSRE   VEWrldEMkt   VEWrldHAs
           -------   ----------   ---------
1.40% .... $4,646      17,901      1,596
1.80% ....      -           -          -
           ------      ------      -----
  Total .. $4,646      17,901      1,596
           ======      ======      =====


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each period in the two year period ended December 31, 2001 and the period October 1, 1999 (commencement of operations) through December 31, 1999.

                                                                 CONTRACT                 UNIT       CONTRACT     TOTAL
                                                              EXPENSE RATE(*)   UNITS  FAIR VALUE OWNERS' EQUITY  RETURN(**)
                                                              ---------------   -----  ---------- --------------  ----------

    American Century VP - American Century VP Income & Growth
         2001  .................................................. 1.40%        260,646  $ 9.031047  $ 2,353,906    -9.64%
         2000  .................................................. 1.40%        204,713    9.994986    2,046,104   -11.86%
         1999  .................................................. 1.40%         15,981   11.339911      181,223    13.40% 10/1/1999

    American Century VP - American Century VP International
         2001  .................................................. 1.40%        872,497    8.382669    7,313,854   -30.17%
         2000  .................................................. 1.40%        908,393   12.004879   10,905,148   -17.98%
         1999  .................................................. 1.40%         19,358   14.637401      283,351    46.37% 10/1/1999

    American Century VP - American Century VP Value
         2001  .................................................. 1.40%        309,366   12.762833    3,948,387    11.23%
                                                                  1.80%            367   10.714519        3,932     7.15% 5/1/2001
         2000  .................................................. 1.40%        126,122   11.473893    1,447,110    16.50%
         1999  .................................................. 1.40%          3,378    9.849004       33,270    -1.51% 10/1/1999

    Credit Suisse Trust - Large Cap Value Portfolio
         2001  .................................................. 1.40%         20,806   10.682924      222,269    -0.48%
         2000  .................................................. 1.40%         20,814   10.734004      223,418     7.39%
         1999  .................................................. 1.40%          9,267    9.994949       92,623    -0.05% 10/1/1999

    The Dreyfus Socially Responsible Growth Fund, Inc.
         2001  .................................................. 1.40%        762,556    8.034090    6,126,444   -23.67%
         2000  .................................................. 1.40%        725,271   10.525008    7,633,483   -12.27%
         1999  .................................................. 1.40%         62,468   11.997336      749,450    19.97% 10/1/1999

    Dreyfus VIF - Appreciation Portfolio
         2001  .................................................. 1.40%        453,061    9.629488     4,362,745   -10.59%
                                                                  1.80%          3,347    9.180055        30,726    -8.20% 5/1/2001
         2000  .................................................. 1.40%        381,878   10.769627     4,112,684    -2.03%
         1999  .................................................. 1.40%         33,598   10.993278       369,352     9.93% 10/1/1999

    Federated IS - Federated Quality Bond Fund II
         2001  .................................................. 1.40%        312,446   11.557776     3,611,181     6.49%
                                                                  1.80%          3,219   10.376556        33,402     3.77% 5/1/2001
         2000  .................................................. 1.40%        163,979   10.852961     1,779,658     8.91%
         1999  .................................................. 1.40%          4,028    9.964904        40,139    -0.35% 10/1/1999

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
         2001  .................................................. 1.40%      1,138,437   10.349678    11,782,456    -6.43%
                                                                  1.80%          6,109    9.351153        57,126    -6.49% 5/1/2001
         2000  .................................................. 1.40%        835,981   11.060358     9,246,249     6.80%
         1999  .................................................. 1.40%         40,787   10.356381       422,406     3.56% 10/1/1999

    Fidelity(R) VIP - Growth Portfolio: Service Class
         2001  .................................................. 1.40%      3,419,518    8.719157    29,815,314   -18.89%
                                                                  1.80%            413    8.662895         3,578   -13.37% 5/1/2001
         2000  .................................................. 1.40%      3,150,284   10.749298    33,863,342   -12.31%
         1999  .................................................. 1.40%        171,385   12.257729     2,100,791    22.58% 10/1/1999

                                                           CONTRACT                   UNIT          CONTRACT        TOTAL
                                                        EXPENSE RATE(*)  UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN(**)
                                                        ---------------  -----      ----------    --------------   ----------
Fidelity(R) VIP - High Income Portfolio: Service Class
     2001  ...............................................   1.40%      220,196      6.873318        1,513,477    -13.14%
     2000  ...............................................   1.40%      173,115      7.912811        1,369,826    -23.69%
     1999  ...............................................   1.40%        9,299     10.369409           96,425      3.69% 10/1/1999

Fidelity(R) VIP - Overseas Portfolio: Service Class
     2001  ...............................................   1.40%      426,463      7.667226        3,269,788    -22.38%
     2000  ...............................................   1.40%      459,387      9.878160        4,537,898    -20.28%
     1999  ...............................................   1.40%       19,209     12.390673          238,012     23.91% 10/1/1999

Fidelity(R) VIP II - Contrafund Portfolio: Service Class
     2001  ...............................................   1.40%    1,811,908      9.353696       16,948,037    -13.60%
     2000  ...............................................   1.40%    1,749,181     10.825529       18,935,810     -8.01%
     1999  ...............................................   1.40%      101,072     11.768698        1,189,486     17.69% 10/1/1999

Fidelity(R) VIP III - Growth Opportunities Portfolio:
 Service Class
     2001  ...............................................   1.40%      399,964      7.314276        2,925,447    -15.64%
     2000  ...............................................   1.40%      388,532      8.670739        3,368,860    -18.33%
     1999  ...............................................   1.40%       24,641     10.616993          261,613      6.17% 10/1/1999

Janus AS - Capital Appreciation Portfolio - Service Shares
     2001  ...............................................   1.40%      487,458      6.404258        3,121,807    -22.93%
                                                             1.80%          465      8.304559            3,862    -16.95% 5/1/2001
     2000  ...............................................   1.40%      386,899      8.309868        3,215,080    -16.90% 6/8/2000

Janus AS - Global Technology Portfolio - Service Shares
     2001  ...............................................   1.40%      401,951      4.113987        1,653,621    -38.20%
     2000  ...............................................   1.40%      289,716      6.657082        1,928,663    -33.43% 6/8/2000

Janus AS - International Growth Portfolio - Service Shares
     2001  ...............................................   1.40%      470,389      6.044151        2,843,102    -24.51%
     2000  ...............................................   1.40%      327,658      8.006468        2,623,383    -19.94% 6/8/2000

Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001  ...............................................   1.40%      295,386      5.364127        1,584,488    -29.15%
     2000  ...............................................   1.40%      273,531      7.570947        2,070,889    -27.56%
     1999  ...............................................   1.40%       37,028     10.450957          386,978      4.51% 10/1/1999

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
     2001  ...............................................   1.40%      612,166     12.926038        7,912,881     -2.70%
                                                             1.80%          374      9.777299            3,657     -2.23% 5/1/2001
     2000  ...............................................   1.40%      456,756     13.284119        6,067,601     13.60%
     1999  ...............................................   1.40%       20,437     11.693496          238,980     16.93% 10/1/1999

Nationwide(R) SAT - Federated Equity Income Fund Class I
     2001  ...............................................   1.40%      110,991      8.698632          965,470    -13.39%
     2000  ...............................................   1.40%       97,093     10.043488          975,152    -11.87%
     1999  ...............................................   1.40%          791     11.395844            9,014     13.96% 10/1/1999

Nationwide(R) SAT - Federated High Income Bond Fund
 Class I
     2001  ...............................................   1.40%       59,096      9.528493          563,096      2.75%
     2000  ...............................................   1.40%       32,664      9.273545          302,911     -9.55%
     1999  ...............................................   1.40%           50     10.253125              513      2.53% 10/1/1999

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
     2001  ...............................................   1.40%        1,027      8.116661            8,336     -6.52% 5/1/2001

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                                          CONTRACT                  UNIT           CONTRACT     TOTAL
                                                       EXPENSE RATE(*)   UNITS    FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                       ---------------   -----    ----------    --------------  ----------
Nationwide(R) SAT - Gartmore Global Technology &
  Communications Fund Class I
     2001  ..............................................   1.40%         3,729      3.386452         12,628    -43.53%

Nationwide(R) SAT - Gartmore International Growth Fund
  Class I
     2001  ..............................................   1.40%         1,444      6.484565          9,364    -29.66%

Nationwide(R) SAT - Government Bond Fund Class I
     2001  ..............................................   1.40%     1,116,500     11.657054     13,015,101      5.75%
                                                            1.80%         9,012     10.391755         93,650      3.92% 5/1/2001
     2000  ..............................................   1.40%       508,979     11.023698      5,610,831     10.97%
     1999  ..............................................   1.40%         8,802      9.933775         87,437     -0.66% 10/1/1999

Nationwide(R) SAT - Money Market Fund Class I
     2001  ..............................................   1.40%     1,351,456     10.776329     14,563,734      2.15%
     2000  ..............................................   1.40%       531,050     10.550029      5,602,593      4.55%
     1999  ..............................................   1.40%        50,504     10.090878        509,630      0.91% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
     2001  ..............................................   1.40%       109,497      7.883471        863,216    -19.95%
     2000  ..............................................   1.40%       106,910      9.848693      1,052,924    -13.54%
     1999  ..............................................   1.40%         1,738     11.391398         19,798     13.91% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund
  Class I
     2001  ..............................................   1.40%       164,348     11.981329      1,969,107    -12.10%
     2000  ..............................................   1.40%       152,072     13.629995      2,072,741    -17.34%
     1999  ..............................................   1.40%           210     16.489018          3,463     64.89% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund
  Class I
     2001  ..............................................   1.40%       194,218     15.410765      2,993,048     26.47%
                                                            1.80%           765      9.679705          7,405     -3.20% 5/1/2001
     2000  ..............................................   1.40%       134,671     12.185229      1,640,997      9.65%
     1999  ..............................................   1.40%         6,505     11.112696         72,288     11.13% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Small Company Fund
  Class I
     2001  ..............................................   1.40%       325,477     13.027737      4,240,229     -8.02%
     2000  ..............................................   1.40%       299,060     14.163507      4,235,738      7.38%
     1999  ..............................................   1.40%         6,733     13.189965         88,808     31.90% 10/1/1999

Nationwide(R) SAT - Nationwide(R) Strategic Value Fund
  Class I
     2001  ..............................................   1.40%        18,946     10.933371        207,144     -4.62%
     2000  ..............................................   1.40%        12,858     11.462858        147,389      6.11%
   Non-tax qualified
     1999  ..............................................   1.40%           312     10.802650          3,370      8.03% 10/1/1999

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
     2001  ..............................................   1.40%       286,498      8.156718      2,336,883    -31.29%
     2000  ..............................................   1.40%       281,483     11.871593      3,341,652    -16.56%
     1999  ..............................................   1.40%        12,348     14.227539        175,682     42.28% 10/1/1999

Nationwide(R) SAT - Total Return Fund Class I
     2001  ..............................................   1.40%     1,210,645      9.069269     10,979,665    -13.06%
                                                            1.80%           747      9.259660          6,917     -7.40% 5/1/2001
     2000  ..............................................   1.40%       952,292     10.431879      9,934,195     -3.48%
     1999  ..............................................   1.40%        48,025     10.808344        519,071      8.08% 10/1/1999

                                                          CONTRACT                    UNIT          CONTRACT        TOTAL
                                                       EXPENSE RATE(*)  UNITS       FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                       ---------------  -----       ----------    --------------  ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
     2001 ...............................................  1.40%           755        3.800451          2,869     -39.89%

Neuberger Berman AMT - Guardian Portfolio
     2001 ...............................................  1.40%        55,575       11.246113        625,003      -2.90%
     2000 ...............................................  1.40%        40,127       11.581399        464,727      -0.28%
     1999 ...............................................  1.40%         4,403       11.613561         51,135      16.14% 10/1/1999

Neuberger Berman AMT - Mid-Cap Growth Portfolio
     2001 ...............................................  1.40%       376,746       10.058649      3,789,556     -25.71%
     2000 ...............................................  1.40%       343,557       13.539428      4,651,565      -8.75%
     1999 ...............................................  1.40%         3,465       14.837719         51,413      48.38% 10/1/1999

Neuberger Berman AMT - Partners Portfolio
     2001 ...............................................  1.40%        57,673       10.372420        598,209      -4.20%
     2000 ...............................................  1.40%        42,613       10.826755        461,361      -0.70%
     1999 ...............................................  1.40%           130       10.903103          1,417       9.03% 10/1/1999

Oppenheimer Aggressive Growth Fund/VA
     2001 ...............................................  1.40%       916,594        8.611534      7,893,280     -32.24%
     2000 ...............................................  1.40%       875,332       12.708360     11,124,034     -12.48%
     1999 ...............................................  1.40%        17,379       14.519858        252,341      45.20% 10/1/1999

Oppenheimer Capital Appreciation Fund/VA
     2001 ...............................................  1.40%     1,221,516       10.901827     13,316,756     -13.81%
                                                           1.80%         3,638        8.666023         31,527     -13.34% 5/1/2001
     2000 ...............................................  1.40%     1,007,367       12.648451     12,741,632      -1.62%
     1999 ...............................................  1.40%        50,682       12.856734        651,605      28.57% 10/1/1999

Oppenheimer Main Street Growth & Income Fund/VA
     2001 ...............................................  1.40%     1,395,340        8.868722     12,374,883     -11.43%
                                                           1.80%         5,491        9.142540         50,202      -8.57% 5/1/2001
     2000 ...............................................  1.40%     1,083,351       10.012734     10,847,305     -10.05%
     1999 ...............................................  1.40%        54,195       11.130917        603,240      11.31% 10/1/1999

Salomon Brothers VSF Inc.Capital Fund
     2001 ...............................................  1.40%     1,191,038       12.998279     15,481,444       0.47%
                                                           1.80%           737        9.412876          6,937      -5.87% 5/1/2001
     2000 ...............................................  1.40%       895,490       12.937443     11,585,351      16.59%
     1999 ...............................................  1.40%        43,305       11.096446        480,532      10.96% 11/1/1999

Salomon Brothers VSF Inc. High Yield Bond Fund
     2001 ...............................................  1.40%       166,474       10.560020      1,757,969       3.66%
     2000 ...............................................  1.40%       125,878       10.187456      1,282,377      -1.41%
     1999 ...............................................  1.40%         3,249       10.333319         33,573       3.33% 11/1/1999

Salomon Brothers VSF Inc. Investors Fund
     2001 ...............................................  1.40%       583,402       11.314555      6,600,934      -5.50%
                                                           1.80%         3,415        9.126935         31,168      -8.73% 5/1/2001
     2000 ...............................................  1.40%       375,929       11.972741      4,500,901      13.63%
     1999 ...............................................  1.40%        15,554       10.536203        163,880       5.36% 11/1/1999

Salomon Brothers VSF Inc. Total Return Fund
     2001 ...............................................  1.40%       298,720       10.334575      3,087,144      -2.20%
     2000 ...............................................  1.40%       174,110       10.566609      1,839,752       6.40%
     1999 ...............................................  1.40%         9,159        9.930789         90,956      -0.69% 11/1/1999

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                                           CONTRACT                     UNIT          CONTRACT       TOTAL
                                                        EXPENSE RATE(*)   UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                                        ---------------   -----      ----------    --------------    ----------
   UIF - Emerging Markets Debt Portfolio
         2001 ............................................. 1.40%          27,000     13.498899          364,470     8.55%
         2000 ............................................. 1.40%          27,654     12.435607          343,894     9.84% 9/21/2000

   UIF - U.S.Real Estate Portfolio
         2001 ............................................. 1.40%          41,796     13.420828          560,937     8.30%
         2000 ............................................. 1.40%          12,215     12.392833          151,378     3.91% 9/21/2000

   Van Eck WIT - Worldwide Emerging Markets Fund
         2001 ............................................. 1.40%         141,871      8.665393        1,229,368    -3.19%
         2000 ............................................. 1.40%         149,767      8.951361        1,340,618   -42.68%
         1999 ............................................. 1.40%           5,099     15.615759           79,625    56.16% 10/1/1999

   Van Eck WIT - Worldwide Hard Assets Fund
         2001 ............................................. 1.40%          11,606     10.002743          116,092   -11.71%
         2000 ............................................. 1.40%           7,795     11.328950           88,309     9.85%
         1999 ............................................. 1.40%           1,012     10.313058           10,437     3.13% 10/1/1999
                                                                                                   -------------

   2001 Contract owners' equity .................................................................. $ 232,199,228
                                                                                                   =============

   2000 Contract owners' equity .................................................................. $ 211,715,531
                                                                                                   =============

   1999 Contract owners' equity .................................................................. $  10,643,323
                                                                                                   =============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                           (2) Financial statements included in Part B: Those
                               financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-8:

                               Independent Auditors' Report


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statement of Operations for the year ended
                               December 31, 2001.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001 and 2000.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December 31, 2001 and 2000.

                               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No.
                              811-7357) and hereby incorporated by reference

                        (2)   Not Applicable

                        (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Amendment No. 6 to Registration Statement (1933 Act File No.033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference

                        (4) The form of the variable annuity contract - Filed previously with the Registration Statement and (1933 Act File No. 033-62637, 1940 Act File No.
                              811-7357) hereby incorporated by reference

                        (5) Variable Annuity Application - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference

                        (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference

                        (7)   Not Applicable

                        (8)   Not Applicable

                        (9) Opinion of Counsel - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No. 811-7357) and hereby incorporated by reference

                        (10)  Not Applicable

                        (11)  Not Applicable

                        (12)  Not Applicable

                        (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement (1933 Act File No. 033-62637, 1940 Act File No.
                              811-7357), and hereby incorporated by reference

Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR


                W. G. Jurgensen, Director and Chief Executive Officer
                Joseph J. Gasper, Director and Chief Operating Officer
                Richard D. Headley, Executive Vice President
                Michael S. Helfer, Director and Executive Vice
                     President-Corporate Strategy
                Donna A. James, Director and Executive Vice
                     President-Chief Administrative Officer
                Michael C. Keller, Executive Vice President-Chief Information
                     Officer
                Robert A. Oakley, Director and Executive Vice President-Chief
                     Financial Officer
                Robert J. Woodward, Jr., Director and Executive
                     Vice President-Chief Investment Officer
                Galen R. Barnes, Director
                John R. Cook, Jr., Senior Vice President-Chief Communications
                     Officer
                David A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                     Financial
                Patricia R. Hatler, Senior Vice President, General Counsel and
                     Secretary
                David K. Hollingsworth, Senior Vice
                     President-President-Nationwide Insurance Sales
                David R. Jahn, Senior Vice President-Product Management
                Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President, Corporate Relations Edwin P. McCausland, Jr., Senior Vice President-Fixed Income
                     Securities
                Robert H. McNaghten, Senior Vice President-Real Estate
                     Investments
                Michael D. Miller, Senior Vice President-NI Finance
                Brian W. Nocco, Senior Vice President and Treasurer
                Mark Phelan, Senior Vice President-Technology and Operations Douglas C. Robinette, Senior Vice President-Claims
                John S. Skubik, Senior Vice President-Strategic Initiatives
                Mark R. Thresher, Senior Vice President-Finance-Nationwide
                     Financial
                Richard M. Waggoner, Senior Vice President-Operations
                Susan A. Wolken, Senior Vice President-Product Management and
                     Nationwide Financial Marketing


                The business address of the Directors and Officers of the Depositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
            DEPOSITOR OR REGISTRANT.
                *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
                ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****other subsidiaries



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial automobile
                                                                                       insurance with Colonial County Mutual
                                                                                       Insurance Company for the independent
                                                                                       agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance
----------------------------------------- ------------------------- ------------------ ----------------------------------------


----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance Company  Texas                                        Underwrites non-standard automobile
                                                                                       and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty insurance
                                                                                       products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance
                                                                                       and homeowner's insurance
----------------------------------------- ------------------------- ------------------ ----------------------------------------


----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers

Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)

 Gartmore Capital Management Limited      England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

 Gartmore Distribution Services, Inc.     Delaware                                     Limited broker-dealer

 Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
 Limited

 Gartmore Fund Managers Limited           England and Wales                            Authorized unit trust management

 Gartmore Global Asset Management Trust   Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor
----------------------------------------- ------------------------- ------------------ ----------------------------------------



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
 ---------------------------------------- -------------------------- ----------------- ----------------------------------------
 Gartmore Global Investments, Inc.        Delaware                                     Holding company

 Gartmore Global Partners                 Delaware                                     Investment management

 Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
 (G.P.) Limited                                                                        partnerships formed to invest in
                                                                                       unlisted securities

 Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment schemes,
                                                                                       investment trusts and portfolios for
                                                                                       corporate and other institutional
                                                                                       clients

 Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                       provides services to other companies
                                                                                       within the Gartmore Group

 Gartmore Investment Services GmbH        Germany                                      Marketing support

 Gartmore Investment Services Limited     England                                      Investment holding

 Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                       services to various mutual fund
                                                                                       entities

 Gartmore Japan Limited                   Japan                                        Investment management

 Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                       maintenance agreements (wrap
                                                                                       contracts) and guaranteed investment
                                                                                       contracts (GICs) for collective
                                                                                       investment trusts and accounts

 Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
 Inc.                                                                                  money manager

 Gartmore Morley Financial Services,      Oregon                                       Holding company
 Inc.

 Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

 Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                       Section 249AA of the Companies Act
                                                                                       1985 (English law)

 Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

 Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

 Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

 Gartmore Trust Company                   Oregon                                       State bank with trust power

 Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners

 Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                       Partners

 Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                       managing workers' and unemployment
                                                                                       compensation matters and employee
                                                                                       benefit costs
 ---------------------------------------- -------------------------- ----------------- ----------------------------------------




----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance

 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                          Invests in affordable multi-family
                                                                                        housing projects throughout the U.S.

 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

 Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
 Company                                                                               insurance primarily to agricultural
                                                                                       businesses

 Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

 *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company
 ---------------------------------------- -------------------------- ----------------- ----------------------------------------


----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company        Ohio                                         Buys and sells investment securities of
                                                                                       a short-term nature as agent for other
                                                                                       corporations, foundations, and
                                                                                       insurance company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers
----------------------------------------- ------------------------- ------------------ ----------------------------------------



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company
                                          Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance,
                                                                                       fixed and variable annuity products,
                                                                                       and other life insurance products
----------------------------------------- ------------------------- ------------------ ----------------------------------------



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees
----------------------------------------- -------------------------- ----------------- ----------------------------------------



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- -------------------------- ----------------- ----------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company
----------------------------------------- ------------------------- ------------------ ---------------------------------------


----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ---------------------------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor

PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance
----------------------------------------- ------------------------- ------------------ ---------------------------------------



----------------------------------------- ------------------------- ------------------ ----------------------------------------
                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
----------------------------------------- ------------------------- ------------------ ----------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance
----------------------------------------- ------------------------- ------------------ ---------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account-D                                                       Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 1,336 and 1,956 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide
                    VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)(1)  NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment
           Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
           Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215


              (c)(1)
------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of

              Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-8:




We consent to use of our reports for Nationwide Variable Account - 8 dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-62659).





KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-8, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2002.


                                              NATIONWIDE VARIABLE ACCOUNT-8
                                       -----------------------------------------
                                                       (Registrant)
                                            NATIONWIDE LIFE INSURANCE COMPANY
                                       -----------------------------------------
                                                       (Depositor)

                                                   By /s/STEVEN SAVINI
                                       -----------------------------------------
                                                    Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.




               SIGNATURE                                   TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                           Director
----------------------------------------
Galen R. Barnes

                                                                                          By /s/ STEVEN SAVINI
                                                                                     --------------------------------
                                                                                              Steven Savini
                                                                                            Attorney-in-Fact